As filed with the Securities and Exchange Commission on October 29, 1998
                                                              File Nos. 33-69686
                                                                        811-8064

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 37
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 38

                             THE MONTGOMERY FUNDS II
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 572-3863
              (Registrant's Telephone Number, Including Area Code)

                      Greg M. Siemons, Assistant Secretary
                              101 California Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------

             It is proposed that this filing will become effective:

             _X_ immediately upon filing pursuant to Rule 485(b) ___ on _____________ pursuant to Rule 485(b)
             ___ 60 days after filing pursuant to Rule 485(a)(1)
             ___ 75 days after filing pursuant to Rule 485(a)(2)
             ___ on ______________ pursuant to Rule 485(a)

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

                             THE MONTGOMERY FUNDS II

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Contents of Registration Statement

         Cross-Reference  Sheets  for  Class A,  Class B and  Class C shares  of
                     Montgomery Tax-Managed Growth Fund, Montgomery U.S. Market Neutral Fund and Montgomery U.S. Long-Short Fund are hereby incorporated by reference to Post-Effective Amendments previously filed with the Commission.

         Part A - Prospectuses for Class A, Class B and Class C shares of Montgomery Tax-Managed Growth Fund, Montgomery U.S. Market Neutral Fund and Montgomery U.S. Long-Short Fund are hereby incorporated by reference to Post-Effective Amendments previously filed with the Commission.

         Part B - Statement of Additional Information for Class A, Class B and Class C shares of Montgomery Tax-Managed Growth Fund, Montgomery U.S. Market Neutral Fund and Montgomery U.S.
                     Long-Short Fund are hereby incorporated by reference to Post-Effective Amendments previously filed with the Commission.

         Part C -    Other Information

         Signature Page

         Exhibits

                             THE MONTGOMERY FUNDS II

                              CROSS REFERENCE SHEET

                                    FORM N-1A

                   Part A: Information Required in Prospectus
             (Prospectus for Class A, Class B and Class C shares of
                       Montgomery Tax-Managed Growth Fund,
                     Montgomery U.S. Market Neutral Fund and
                        Montgomery U.S. Long-Short Fund)

         The cross-reference sheets for the Prospectuses for Class A, Class B and Class C shares of Montgomery Tax-Managed Growth Fund, Montgomery U.S. Market Neutral Fund and Montgomery U.S. Long-Short Fund are hereby incorporated by reference to Post-Effective Amendments previously filed with the Commission.

                         PART B: Information Required in
                       Statement of Additional Information
                    (Statement of Additional Information for
                     Class A, Class B and Class C Shares for
                       Montgomery Tax-Managed Growth Fund,
                     Montgomery U.S. Market Neutral Fund and
                        Montgomery U.S. Long-Short Fund)

         The cross-reference sheets for the Statements of Additional Information for Class A, Class B and Class C shares of Montgomery Tax-Managed Growth Fund, Montgomery U.S. Market Neutral Fund and Montgomery U.S. Long-Short Fund are hereby incorporated by reference to Post-Effective Amendments previously filed with the Commission.

      ---------------------------------------------------------------------

                                     PART A

               PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES
                     OF MONTGOMERY TAX-MANAGED GROWTH FUND,
                       MONTGOMERY U.S. MARKET NEUTRAL FUND
                                       AND
                         MONTGOMERY U.S. LONG-SHORT FUND

      ---------------------------------------------------------------------

                             THE MONTGOMERY FUNDS II


                       MONTGOMERY TAX-MANAGED GROWTH FUND,
                       MONTGOMERY U.S. MARKET NEUTRAL FUND
                                       AND
                         MONTGOMERY U.S. LONG-SHORT FUND

         Effective October 29, 1998, the disclosure for each of the following three non-operational series is removed from the registration statement and each series will be undesignated as a series of The Montgomery Funds II: Montgomery Tax-Managed Growth Fund, Montgomery U.S. Market Neutral Fund and Montgomery U.S. Long-Short Fund. A Prospectus with respect to each of the above named series has been previously filed with the Commission.

      ---------------------------------------------------------------------

                                     PART B

   STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, CLASS B AND CLASS C SHARES
                     OF MONTGOMERY TAX-MANAGED GROWTH FUND,
                       MONTGOMERY U.S. MARKET NEUTRAL FUND
                                       AND
                         MONTGOMERY U.S. LONG-SHORT FUND

      ---------------------------------------------------------------------

                             THE MONTGOMERY FUNDS II


                       MONTGOMERY TAX-MANAGED GROWTH FUND,
                       MONTGOMERY U.S. MARKET NEUTRAL FUND
                                       AND
                         MONTGOMERY U.S. LONG-SHORT FUND

         Effective October 29, 1998, the disclosure for each of the following three non-operational series is removed from the registration statement and each series will be undesignated as a series of The Montgomery Funds II: Montgomery Tax-Managed Growth Fund, Montgomery U.S. Market Neutral Fund and Montgomery U.S. Long-Short Fund. A Statement of Additional Infomation with respect to each of the above-named series has been previously filed with the Commission.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                             THE MONTGOMERY FUNDS II

                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C

                                 --------------


Item 23. Exhibits:

         (a)      Amended and Restated Agreement and Declaration of Trust.

         (b)      Amended and Restated By-Laws.

         (c)      Instruments   Defining   Rights  of  Securities   Holders--Not
                  applicable.

         (d) Investment Advisory Contracts--Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 22").

         (e) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 22.

         (f)      Bonus or Profit Sharing Contracts--Not applicable.

         (g)      Form of Custody Agreement.

         (h)      Other Material Contracts:

                  (1)      Form  of   Administrative   Services   Agreement   is
                           incorporated by reference to Post-Effective Amendment No. 22.

                  (2)      Form of Shareholder Services Plan

         (i)      Opinion of  Counsel  as to  legality  of shares.

         (j)      Other Opinions: Independent Auditors' Consent--Not applicable

         (k)      Omitted Financial Statements--Not applicable.

         (l)      Initial Capital Agreements: Form of Subscription Agreement re:
                  Initial Shares.

         (m)      Rule 12b-1  Plan:  Form of Share  Marketing  Plan (Rule  12b-1
                  Plan) is incorporated by reference to Post-Effective Amendment No. 22.

         (n) Financial Data Schedules are incorporated by reference to Form NSAR-B filed on August 28, 1998.

         (o)      18f-3 Plan - Form of Multiple Class Plan.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

                  Montgomery Asset Management, LLC, a Delaware limited liability company, is the manager of each series of the Registrant, of The Montgomery Funds, a Massachusetts business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, LLC is a subsidiary of Commerzbank A.G. based in Frankfurt, Germany. The Registrant, The Montgomery Funds and The Montgomery Funds III are deemed to be under the common control of each of those two entities.

Item 25.  Indemnification

                  Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "33 Act"), may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 33 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 33 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

                  Effective July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to the current investment manager, Montgomery Asset Management, LLC ("MAM, LLC"), a subsidiary of Commerzbank A.G. Information about the officers and directors of MAM, LLC is provided below. The address for the following persons is 101 California Street, San Francisco, California 94111.

                  R. Stephen Doyle        Chairman of the Board of Directors and
                                          Chief Executive Officer of MAM, LLC
                  Mark B. Geist           President and Director of MAM, LLC
                  John T. Story           Executive Vice President of MAM, LLC
                  David E. Demarest       Chief   Administrative   Officer   and
                                          Managing Director of MAM, LLC

                  The following directors of MAM, LLC also are officers of Commerzbank AG. The address for the following persons is Neue Mainzer Strasse 32-36, Frankfurt am Main, Germany.

                  Heinz Josef Hockmann    Director of MAM, LLC
                  Dietrich-Kurt Frowein   Director of MAM, LLC
                  Andreas Kleffel         Director of MAM, LLC

                  Before July 31, 1997, Montgomery Securities, which is a broker-dealer and the prior principal underwriter of The Montgomery Funds II, was the sole limited partner of the prior investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. was a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which now serve in similar capacities for MAM, LLC.

Item 27. Principal Underwriter

(a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
The Harris Insight Funds Trust
HT Insight Funds, Inc.
J.P. Morgan Institutional Funds
J.P. Morgan Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
Kobrick-Cendant Investment Trust
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
the Munder Funds Trust
The Orbitex Group of Funds
PanAgora Institutional Funds
Dresdner RCM Capital Funds, Inc.

Dresdner RCM Equity Funds, Inc.
St. Clair Money Market Fund, Inc.
The Skyline Funds
Waterhouse Investors Cash Management Fund, Inc.
WEBS Index Fund, Inc.

Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company of all whose outstanding shares are owned by key employees.

(b) The following is a list of the executive officers of Funds Distributor, Inc.

         President and Chief Executive Officer  -        Mario E. Connolly
         President and Treasurer                         George A. Rio
         Executive Vice President               -        Donald R. Roberson
         Senior Vice President                  -        Allen B. Closser
         Senior Vice President                  -        Paula K. David
         Senior Vice President                  -        Michael S. Petrucelli
         Senior Vice President, Treasurer
           and Chief Financial Officer          -        Joseph F. Tower, III
         Senior Vice President                  -        Bernard A. Whalen
         Secretary                                       Margaret W. Chambers
(c)      Not Applicable.

Item 28.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5),
         (6), (7), (9), (10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 600 Montgomery Street, San Francisco, California 94111.

Item 29.  Management Services.

                  There  are  no   management-related   service   contracts  not
         discussed in Parts A and B.

Item 30.  Undertakings.

         (a)      Not applicable.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to Shareholders, upon request and without charge.

         (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on this 26th day of October, 1998.



                                             THE MONTGOMERY FUNDS II


                                             By: Margaret W. Chambers*
                                                 -------------------------------
                                                 Margaret W. Chambers
                                                 Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


R. Stephen Doyle *               Trustee                   October 26, 1998
------------------
R. Stephen Doyle


Andrew Cox *                     Trustee                   October 26, 1998
------------
Andrew Cox


Cecilia H. Herbert *             Trustee                   October 26, 1998
--------------------
Cecilia H. Herbert


John A. Farnsworth *             Trustee                   October 26, 1998
--------------------
John A. Farnsworth



* By:    /s/ Julie Allecta
         -----------------
         Julie Allecta, Attorney-in-Fact
         pursuant to Powers of Attorney previously filed.

--------------------------------------------------------------------------------

                                   Item 23 (a)


                              Amended and Restated

                       Agreement and Declaration of Trust

--------------------------------------------------------------------------------

                              AMENDED AND RESTATED
                       AGREEMENT AND DECLARATION OF TRUST

                                       OF

                            THE MONTGOMERY FUNDS II
                    (formerly "Montgomery Investment Trust")

                           A Delaware Business Trust



                          Principal Place of Business

                             600 Montgomery Street
                        San Francisco, California 94111

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
ARTICLE I. ................................................................  1

        SECTION 1.  NAME ..................................................  1
        SECTION 2.  DEFINITIONS ...........................................  1


ARTICLE II. ...............................................................  3


ARTICLE III. ..............................................................  3

        SECTION 1.  DIVISION OF BENEFICIAL INTEREST .......................  3
        SECTION 2.  OWNERSHIP OF SHARES ...................................  4
        SECTION 3.  TRANSFER OF SHARES ....................................  5
        SECTION 4.  INVESTMENTS IN THE TRUST ..............................  5
        SECTION 5.  STATUS OF SHARES AND LIMITATION OF PERSONAL
                    LIABILITY .............................................  5
        SECTION 6.  POWER OF BOARD OF TRUSEES TO CHANGE PROVISIONS
                    RELATING TO SHARES ....................................  5
        SECTION 7.  ESTABLISHMENT AND DESIGNATION OF SERIES ...............  6


ARTICLE IV. ...............................................................  9

        SECTION 1.  NUMBER, ELECTION AND TENURE ...........................  9
        SECTION 2.  EFFECT OF DEATH, RESIGNATION, ETC. OF A TRUSTEE .......  9
        SECTION 3.  POWERS ................................................  9
        SECTION 4.  PAYMENT OF EXPENSES BY THE TRUST ...................... 13
        SECTION 5.  PAYMENT OF EXPENSES BY SHAREHOLDERS ................... 13
        SECTION 6.  OWNERSHIP OF ASSETS OF THE TRUST ...................... 13
        SECTION 7.  SERVICE CONTRACTS ..................................... 14
        SECTION 8.  TRUSTEES AND OFFICERS-AS SHAREHOLDERS ................. 15


ARTICLE V. ................................................................ 15

        SECTION 1.  VOTING POWERS ......................................... 15
        SECTION 2.  VOTING POWER AND MEETINGS ............................. 16
        SECTION 3.  QUORUM AND REQUIRED VOTE .............................. 16
        SECTION 4.  ACTION BY WRITTEN CONSENT ............................. 16
        SECTION 5.  RECORD DATES .......................................... 17
        SECTION 6.  ADDITIONAL-PROVISIONS ................................. 17


ARTICLE VI. ............................................................... 17

        SECTION 1.  DETERMINATION OF NET ASSET VALUE, NET INCOME AND
                    DISTRIBUTIONS ......................................... 17
        SECTION 2.  REDEMPTIONS AND REPURCHASES ........................... 17
        SECTION 3.  REDEMPTIONS AT THE OPTION OF THE TRUST ................ 18


ARTICLE VII. .............................................................. 18

        SECTION 1.  COMPENSATION .......................................... 18
        SECTION 2.  INDEMNIFICATION AND LIMITATION OF LIABILITY ........... 19
        SECTION 3.  TRUSTEE'S GOOD FAITH ACTION, EXPERT ADVICE,
                    NO BOND-OR SURETY ..................................... 19
        SECTION 4.  INSURANCE ............................................. 20

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
ARTICLE VIII. ............................................................. 20
        SECTION 1.  LIABILITY OF THIRD PERSONS DEALING WITH TRUSTEES ...... 20
        SECTION 2.  TERMINATION OF TRUST OR SERIES ........................ 20
        SECTION 3.  MERGER AND CONSOLIDATION .............................. 21
        SECTION 4.  AMENDMENTS ............................................ 21
        SECTION 5.  FILING OF COPIES, REFERENCES, HEADINGS ................ 22
        SECTION 6.  APPLICABLE LAW ........................................ 22
        SECTION 7.  PROVISIONS IN CONFLICT WITH LAW OR REGULATIONS ........ 23
        SECTION 8.  BUSINESS TRUST ONLY ................................... 23
        SECTION 9.  USE OF THE IDENTIFYING WORDS .......................... 23

                              AMENDED AND RESTATED
                       AGREEMENT AND DECLARATION OF TRUST

                                       OF

                            THE MONTGOMERY FUNDS II

         WHEREAS, THIS AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST is made and entered into as of the date set forth below by the Trustees named hereunder for the purpose of forming a delaware business Trust in accordance with the provisions hereinafter set forth,

         NOW, THEREFORE, the Trustees hereby direct that a certificate of Trust be filed with office of the secretary of state of the state of delaware and do hereby declare that the Trustees will hold IN TRUST all cash, securities and other assets which the Trust now possesses or may hereafter acquire from time to time in any manner and manage and dispose of the same upon the following terms and conditions for the pro rata benefit of the holders of Shares in this Trust.


                                   ARTICLE I.

                              NAME AND DEFINITIONS

         Section 1. Name. This Trust shall be known as THE MONTGOMERY FUNDS II, and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

         Section 2. Definitions. Whenever used herein, unless otherwise required by the context or specifically provided:

                  (a) the "Trust" refers to the delaware business Trust established under the delaware act by this agreement and Declaration of Trust, as amended from time to time and the filing of the certificate of Trust in the office of the secretary of state of the state of delaware;

                  (b) the "Trust Property" means any and all property, real or personal, tangible or intangible, which is from time to time owned or held by or for the account of the Trust, including without limitation the rights referenced in Article VIIi, Section 9 hereof;

                  (c) "Trustees" refers to the persons who have signed this agreement and Declaration of Trust, so long as they continue in office in accordance with the terms hereof, and all other persons who may from time to time be duly elected or appointed to serve on the Board of Trustees in accordance with the provisions hereof, in each case so long as such person shall continue in office in accordance with the terms of this Declaration of Trust, and reference herein to a Trustee or the Trustees shall refer to such person or persons in their capacity as Trustees hereunder;

                  (d) "Shares" means the Shares of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time and includes fractions of Shares as well as whole Shares;

                  (e) "Shareholder" means a record owner of outstanding Shares;

                  (f) "Person" means and includes individuals, corporations, partnerships, Trusts, associations, joint ventures, estates and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof, whether domestic or foreign;

                  (g) the "Investment Company Act" refers to the Investment Company Act of 1940 and the rules and regulations thereunder, all as amended from time to time;

                  (h) the terms "Commission" and "principal underwriter" shall have the meanings given them in the Investment Company Act;

                  (i) "Declaration of Trust" shall mean this agreement and Declaration of Trust, as amended or restated from time to time;

                  (j) "By-Laws" shall mean the By-Laws of the Trust, as amended from time to time, which By-Laws are expressly incorporated herein by reference as part of the governing instruments within the meaning of the delaware act;

                  (k) the term  "Interested  Person" has the meaning given it in
Section 2(a)(19) of the Investment Company Act;

                  (l) "Investment Adviser" or "Manager" means a party furnishing services to the Trust pursuant to any contract described in Article IV, Section 7(a) hereof;

                  (m) "Series" refers to each Series of Shares established and designated under or in accordance with the provisions of Article III hereof;

                  (n) "Certificate of Trust" means the certificate of Trust, as amended or restated from time to time, filed-by the Trustees in the office of the secretary of state of the state of delaware in accordance with the delaware act;

                  (o) "Class" means a Class of Shares of a Series of the Trust established in accordance with the provisions of Article III hereof; and

                  (p) "Delaware Act" means the Delaware Business Trust Act 12 Del. C. ss. 3801 et seq., as amended from time to time.


                                  ARTICLE II.

                                Purpose of Trust

         The purpose of the Trust is to conduct, operate and carry on the business of a management investment company registered under the Investment Company Act through one or more Series investing primarily in securities, and to carry on such other business as the Trustees may from time to time determine pursuant to their authority under the Declaration of Trust.


                                  Article III.

                                     Shares

         Section 1. Division of Beneficial Interest. The beneficial interest in the Trust shall at all times be divided into an unlimited number of Shares, with a par value of $ .01 per Share. The Trustees may authorize the division of Shares into separate Series and the division of Series into separate Classes of Shares. Subject to the further provisions of the Article III and any applicable requirements of the Investment Company Act, the different Series shall be established and designated, and the variations in the relative rights and preferences as between the different Series shall be fixed and determined, by the Trustees, in their sole discretion, and without obtaining any authorization or vote of the Shareholders of any Series or Class thereof., If only one or no Series (or Classes) shall be established, the Shares shall have the rights and preferences provided for herein and in Article III, Section 6 hereof to the extent relevant and not otherwise provided for herein, and all references to Series (and Classes thereof) shall be construed (as the context may require) to refer to the Trust. All provisions herein relating to the Trust shall apply equally to each Series of the Trust and each Class thereof, except as the context otherwise requires.

         Subject to the further provisions of this Article III and any applicable requirements of the 1940 Act, the Trustees shall have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the Shareholders of any Series or Class thereof, (i) to issue Shares without limitation as to number (including fractional Shares) to such persons and for such amount and type of consideration, subject to any restriction set forth in the By-Laws, including cash or securities, at such time or times and on such terms as the Trustees may deem appropriate, (ii) to establish and designate and to change in any manner any Series or Class thereof and to fix such preferences, voting powers, rights, duties and privileges and business purpose of each

Series or Class thereof as the Trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing Series or Class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust, (iii) to divide or combine the Shares of any particular Series or Class thereof into a greater or lesser number of Shares of that Series or Class without thereby materially changing the proportionate beneficial interest of the Shares of that Series or Class in the assets held with respect to that Series or materially affecting the rights of Shares of any other Series, (iv) to Classify or reClassify any issued Shares of any Series or Class thereof into Shares of one or more Series or Classes thereof, and (v) to take such other action with respect to the Shares as the Trustees may deem desirable.

         Subject to the provisions of Section 7 of this Article III, each Share shall have voting rights as provided in Article V hereof, and holders of the Shares of any Series or Class thereof shall be entitled to receive dividends when, if and as declared with respect thereto in the manner provided in Article VI, Section 1 hereof. Subject to the distinctions permitted among Classes of the same Series as established by the Trustees, consistent with the requirements of the Investment Company Act, each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series, and no Shares shall have any priority or preference over any other Share of the same Series with respect to dividends or distributions upon termination of the Trust or of such Series made pursuant to Article VIII, Section 4 hereof. All dividends and distributions shall be made ratably among all Shareholders of a particular Class of a particular Series and, if no Classes, of a particular Series from the assets held with respect to such Series according to the number of Shares of such Class of such Series or of such Series held of record by such Shareholder on the record date for any dividend or distribution or on the date of termination, as the case may be. Upon redemption of the Shares of any Series, the applicable Shareholder shall be paid solely out of the funds and property of such Series of the Trust. All Shares issued hereunder, including, without limitation, Shares issued in connection with a dividend in Shares or a split or reverse split of Shares, shall be fully paid and non-assessable. Except as otherwise provided by the Trustees, Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust or any Series. The Trustees may from time to time divide or combine the Shares of any particular Series into a greater or lesser number of Shares of that Series without thereby materially changing the proportionate beneficial interest of the Shares of that Series in the assets held with respect to that Series or materially affecting the rights of Shares of any other Series.

         Section 2. Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series (or Class of each Series) of the Trust. No certificates certifying the ownership of Shares shall be issued except as the Board of Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the transfer of Shares of each Series (or Class of each Series) of the Trust and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to the identity of the Shareholders of each Series (or Class of each Series) of the Trust and as to the number of Shares of each Series (or Class) of the Trust held from time to time by each.

         Section 3. Transfer of Shares. Except as otherwise provided by the Trustees, Shares shall be transferable on the books of the Trust only by the record holder thereof or by his or her duly authorized agent upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer, together with a Share certificate if one is outstanding, and such evidence of the genuineness of each such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery, and subject to any further requirements specified by the Trustees or contained in the by- laws, the transfer shall be recorded on the books of the Trust. Until a transfer is so recorded, the Shareholder of record of Shares shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar or any officer, employee, or agent of the Trust, shall be affected by any notice of a proposed transfer.

         Section 4. Investments in the Trust. Investments may be accepted by the
Trust  from  such  persons,   at  such  times,  on  such  terms,  and  for  such
consideration as the Trustees from time to time may authorize.

         Section 5. Status of Shares and Limitation of Personal Liability. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder, by VIrtue of having become a Shareholder, shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. The death, incapacity, dissolution, termination, or bankruptcy of a Shareholder during the existence of the Trust shall not operate to terminate the Trust, nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but entitles such representative only to the rights of said deceased Shareholder under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders as partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

         Section 6. Power of Board of Trustees to Change Provisions Relating to Shares. Notwithstanding any other provision of this Declaration of Trust and without limiting the power of the Board of Trustees to amend the Declaration of Trust as provided elsewhere herein, the Board of Trustees shall have the power to amend this Declaration of Trust, at any time and from time to time, in such manner as the Board of Trustees may determine in their sole discretion, without the need for Shareholder action, so as to add to, delete, replace or otherwise modify any provisions relating to the Shares contained in this Declaration of Trust, provided that before adopting any such amendment without Shareholder approval the Board of Trustees shall determine that it is consistent with the fair and equitable treatment of all Shareholders or that Shareholder approval is not otherwise required by the Investment Company Act or other applicable law. If Shares have been issued, Shareholder approval shall be required to adopt any amendments to this Declaration of Trust that would adversely affect to a material degree the rights and preferences of the Shares of any Series (or class of any Series) or to increase or decrease the par value of the Shares of any Series (or class of any Series).

         Subject to the foregoing paragraph, the Board of Trustees may amend the Declaration of Trust to amend any of the provisions set forth in paragraphs (a) through (i) of Section 7 of this Article III.

         SECTION 7. Establishment and Designation of Series. The establishment and designation of any Series (or class) of Shares of the Trust shall be effective upon the resolution by a majority of the then Trustees, adopting a resolution that sets forth such establishment and designation and the relative rights and preferences of such Series (or class) of the Trust, whether directly in such resolution or by reference to another document, including, without limitation, any registration of Trust. Each such resolution shall be incorporated herein by reference upon adoption.

         Shares of each Series (or class) established pursuant to this Section 7, unless otherwise provided in the resolution establishing such Series, shall have the following relative rights and preferences:

                  (a) Assets Held With Respect to a Particular SERIES. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income,, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably be held with respect to that Series for all purposes, subject only to the rights of creditors of such Series, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets held with respect to" that Series. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets held with respect to any particular Series (collectively "general assets"), the Trustees shall allocate such general assets to, between or among any one or more of the Series in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable, and any general asset so allocated to a particular Series shall be held with respect to that Series. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes. Separate and distinct records shall be maintained for each Series and the assets held with respect to each Series shall be held and accounted for separately from the assets held in respect to all other-Series and the general assets of the Trust not allocated to such Series.

                  (b) Liabilities Held With Respect to a Particular Series. The assets of the Trust held with respect to each particular Series shall be charged against the liabilities of the Trust held with respect to that Series and all expenses, costs, charges and reserves attributable to that Series, and any general liabilities of the Trust which are not readily identifiable as being held with respect to any particular Series shall be allocated and charged by the Trustees to and among any one or more of the Series in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges, and reserves so charged to a Series are herein referred to as "liabilities held with respect to" that Series. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the holders of all Series for all purposes. All persons who have extended credit which has been allocated to a particular Series, or who have a claim or contract which has been allocated to any particular Series, shall look exclusively to the assets of that particular
Series for payment of such credit, claim, or contract, and not against the assets of the Trust generally or against the assets held with respect to any other Series. Notice of this contractual limitation on the liability of each Series shall be set forth in the certificate of Trust or in an amendment thereto.

                  (c) Dividends, Distributions, Redemptions and Repurchases. Notwithstanding any other provisions of this Declaration of Trust, including, without limitation, Article VI, no dividend or distribution including, without limitation, any distribution paid upon termination of the Trust or of any-Series (or class) with respect to, nor any redemption or repurchase of, the Shares of any Series (or class) shall be effected by the Trust other than from the assets held with respect to such Series, nor, except as specifically provided in
Section 8 of this Article III, shall any Shareholder of any particular Series otherwise have any right or claim against the assets held with respect to any other Series except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series. The Trustees shall have full discretion, to the extent not inconsistent with the Investment Company Act, to determine which items shall be treated as income and which items as capital-and each such determination and allocation shall be conclusive and binding upon the Shareholders.

                  (d) Voting. All Shares of the Trust Entitled to vote on a matter shall vote separately by Series (and, if applicable, by class): that is, the Shareholders of each Series (or class) shall have the right to approve or disapprove matters affecting the Trust and each respective Series (or class) as if the Series (or classes) were separate companies. There are, however, two exceptions to voting by separate Series (or classes). First, if the Investment Company Act requires all Shares of the Trust to be voted in the aggregate without differentiation between the separate Series (or classes), then all the Trust's Shares shall be entitled to vote on a one-vote-per-Share basis. Second, if any matter affects only the interests of some but not all Series (or classes), then only the Shareholders of such affected Series (or classes) shall be entitled to vote on the matter.

                  (e) Equality. All the Shares of each particular Series shall represent an equal proportionate interest in the assets held with respect to that Series (subject to the liabilities held with respect to that Series and such rights and preferences as may have been established and designated with respect to classes of Shares within such Series), and each Share of any particular Series shall be equal to each other Share of that Series.

                  (f) Fractions. Any fractional Share of a Series shall carry proportionately all the rights and obligations of a whole Share of that Series, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust.

                  (g) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series shall have the right to exchange said Shares for Shares of one or more other Series of Shares in accordance with such requirements and procedures as may be established by the Trustees.

                  (h) Combination of Series. The Trustees shall have the authority, without the approval of the Shareholders of any Series unless otherwise required by applicable law, to combine the assets and liabilities held with respect to any two or more SERIES into assets and liabilities held with respect to a single Series.

                  (i) Elimination of Series. At any time that there are no Shares outstanding of any particular Series (or class) previously established and designated, the Trustees may by resolution of a majority of the then Trustees abolish that Series (or class) and rescind the establishment and designation thereof.

         Section 8. Indemnification of Shareholders. If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the applicable Series of Shares of the Trust of which such person is or was a Shareholder and from or in VIolation to which such liability arose against all loss and expense arising from such claim or demand.


                                  Article IV.

                             The Board of Trustees

         Section 1. Number, Election and Tenure. The number of Trustees constituting the Board of Trustees shall be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Board of Trustees, provided, however, that the number of Trustees shall in no event be less than one (1) nor more than fifteen (15). The Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees or remove Trustees with or without cause. Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal. The Shareholders may fix the number of Trustees and elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust. A meeting of Shareholders for the purpose of electing or removing one or more Trustees may be called (i) by the Trustees upon their own vote, or
(ii) upon the demand of Shareholders owning 10% or more of the Shares, of the Trust in the aggregate.

         Section 2. Effect of Death, Resignation, etc. of a Trustee. The death, declination to serve, resignation, retirement, removal, or incapacity of one or more Trustees, or all of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust. Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled as provided in Article IV, Section 1, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration of Trust. As conclusive evidence of such vacancy, a written instrument certifying the existence of such vacancy may be executed by an officer of the Trust or by a majority of the Board of Trustees. In the event of the death, declination, resignation, retirement, removal, or incapacity of all the then Trustees within a short period of time and without the opportunity for at least one Trustee being able to appoint additional Trustees to fill vacancies, the Trust's investment adviser(s) are empowered to appoint new Trustees subject to the provisions of Section 16(a)-of the Investment Company Act.

         Section 3. Powers. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Board of Trustees, and such Board shall have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with this Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; remove any Trustee with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective, and fill vacancies caused by enlargement of their number or by the death, resignation or removal of a Trustee; fill vacancies in or remove from their number, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and establish and terminate one or more committees consisting of one or more Trustees, which may exercise the powers and authority of the Board of Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a federal reserve bank; retain a transfer agent or a Shareholder servicing agent, or both; provide for the issuance and distribution of Shares by the Trust directly or through one or more principal underwriters or otherwise; redeem, repurchase and transfer Shares pursuant to applicable law; set record dates for the determination of Shareholders with respect to various matters; declare and pay dividends and distributions to Shareholders of each Series from the assets of such Series; and, in general, delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian, transfer or Shareholder servicing agent, or principal underwriter. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Trustees. Unless otherwise specified or required by law, any action by the Board of Trustees shall be deemed effective if approved or taken by a majority of the Trustees then in office.

         Without limiting the foregoing, the Trust shall have power and authority to cause the Trust (or to act on behalf of the Trust):

                  (a) to invest and reinvest cash, to hold cash uninvested,  and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, certificates of deposit or indebtedness, commercial paper, repurchase agreements, bankers' acceptances, and other securities of any kind, issued, created, guaranteed, or sponsored by any and all persons, including, without limitation, states, territories, and possessions of the united states and the district of columbia and any political subdivision, agency, or instrumentality thereof, any foreign government or any political subdivision of the u.s. government or any foreign government, or any international instrumentality, or by any bank-or savings institution, or by any corporation or organization organized under the laws of the united states or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" contracts for any such securities, to change the investments of the assets of the Trust; and to exercise any and ail rights, powers, and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more persons, to exercise any of said rights, powers, and privileges in respect of any of said instruments;

                  (b) To sell, exchange, lend, pledge, mortgage, hypothecate, lease, or write options, including options on futures contracts, with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Series;

                  (c) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

                  (d) To exercise powers and right of subscription or otherwise which in any manner arise out of ownership of securities;

                  (e) To hold any security or property in a form not indicating any Trust, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian or subcustodian or a nominee or nominees or otherwise;

                  (f) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;

                  (g) To join with other security holders in acting through a committee, depositary, voting Trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or Trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or Trustee as the Trustees shall deem proper;

                  (h) To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including but not limited to claims for taxes;

                  (i)  To  enter  into  joint   ventures,   general  or  limited
partnerships and any other combinations or associations;

                  (j) To borrow funds or other property in the name of the Trust exclusively for Trust purposes and in connection therewith issue notes or other evidence of indebtedness; and to mortgage and pledge the Trust Property or any part thereof to secure any or all of such indebtedness;

                  (k) To endorse or guarantee the payment of any notes or other obligations of any person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof and to mortgage and pledge the Trust Property or any part thereof to secure any or all such obligations;

                           (l) To  purchase  and pay for  entirely  out of Trust
Property such insurance as the Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, principal underwriters, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding Shares, holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person as Trustee, officer, employee, agent, investment adviser, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against liability;

                  (m) To adopt, establish and carry out pension, profit-sharing, Share bonus, Share purchase, savings, thrift and other retirement, incentive and benefit plans, Trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;

                  (n) To operate as and carry out the business of an investment company, and exercise all the powers necessary or appropriate to the conduct of such operations;

                  (o) To enter into contracts of any kind and description;

                  (p) To employ one or more banks, Trust companies or companies that are members of a national securities exchange or such other entities as the commission may permit as custodians of any assets of the Trust subject to any conditions set forth in this Declaration or Trust or in the By-Laws;

                  (q) To interpret the investment policies, practices, or limitations of any Series or class; and

                  (R) Subject to the Investment Company Act, to engage in any other lawful act or activity in which a business Trust organized under the delaware act may engage.

         The Trust shall not be limited to investing in obligations maturing before the possible termination of the Trust or one or more of its Series. The Trust shall not in any way be bound or limited by any present or future law or custom in regard to investment by fiduciaries. The Trust shall not be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.

         Section 4. Payment of Expenses by the Trust. The Trustees are authorized to pay or cause to be paid out of the principal or income of thPayment of Expenses by Shae Trust, or partly out of the principal and partly out of income, as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, investment adviser or manager, principal underwriter, auditors, counsel, custodian, transfer agent, Shareholder servicing agent, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur, which expenses, fees, charges, taxes and liabilities shall be allocated in accordance with Article III, Section 7 hereof.

         Section 5. Payment of Expenses by Shareholders. The Trustees shall have the power, as frequently as they may determine, to cause each Shareholder, or each Shareholder of any particular Series, to pay directly, in advance or arrears, for charges of the Trust's custodian or transfer, Shareholder servicing or similar agent, an amount fixed from time to time by the Trustees, by setting off such charges due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such charges due from such Shareholder.

         Section 6. Ownership of Assets of the Trust. Title to all of the assets of the Trust shall at all times be considered as vested in the Trust, except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of the Trust, or in the name of any other person as nominee, on such terms as the Trustees may determine. The right, title and interest of the Trustees in the Trust Property shall vest automatically in each person who may hereafter become a Trustee. Upon the resignation, removal or death of a Trustee, he or she shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust Property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents has been executed and delivered.

         Section 7. Service Contracts.

                  (a) subject to such requirements and restrictions as may be set forth under federal and/or state law in the By-Laws, including, without limitation, the requirements of the Investment Company Act, the Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory, management and/or administrative services for the Trust or for any Series (or class thereof) with any corporation, Trust, association or other organization; and any such contract may contain such other terms as the Trustees may determine, including without limitation, authority for the investment adviser or administrator to delegate certain or all of its duties under such contract to qualified investment advisers and administrators and to determine from time to time without prior consultation with the Trustees what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments, or such other activities as may specifically be delegated to such party.

                  (b) the Trustees may also, at any time and from time to time, contract with any corporation, Trust, association or other organization, appointing it exclusive or nonexclusive distributor or principal underwriter for the Shares of one or more of the Series (or classes) or other securities to be issued by the Trust. Every such contract shall comply with such requirements and restrictions as may be set forth under federal and/or state law and in the By-Laws, including, without limitation the requirements of Section 15 of the Investment Company Act; and any such contract may contain such other terms as the Trustees may determine.

                  (c) the Trustees are also empowered, at any time and from time to time, to contract with any corporations, Trusts, associations or other organizations, appointing it or them custodian, transfer agent and/or Shareholder servicing agent for the Trust or one or more of its Series. Every such contract shall comply with such requirements and restrictions as may be set forth under federal and/or state law and in the By-Laws or stipulated by resolution of the Trustees.

                  (d) subject to applicable law, the Trustees are further empowered, at any time and from time to time, to contract with any entity to provide such other services to the Trust or one or more of the Series, as the Trustees determine to be consistent with the best interests of the Trust and the applicable Series.

                  (e) the fact that:

                           (i) any of the Shareholders, Trustees, or officers of
the Trust is a Shareholder, director, officer, partner, Trustee, employee, investment adviser, manager, principal underwriter, distributor, or affiliate or agent of or for any corporation, Trust, association, or other organization, or for any parent or affiliate of any organization with which an advisory, management or administration contract, or principal underwriter's or distributor's contract, or transfer, Shareholder servicing or other type of service contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust, or that

                           (ii) any  corporation,  Trust,  association  or other
organization with which an advisory, management or administration contract or principal underwriter's or distributor's contract, or transfer, Shareholder servicing or other type of service contract may have been or may hereafter be made also has an advisory, management or administration contract, or principal underwriter's or distributor's contract, or transfer, Shareholder servicing or other service contract with one or more other corporations, Trusts, associations, or other organizations, or has other business or interests, shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust or its Shareholders, provided approval of each such contract is made pursuant to the requirements of the Investment Company Act.

         Section 8. Trustees and Officers-as Shareholders. Any Trustee, officer or agent of the Trust may acquire, own and dispose of Shares to the same extent as if he were not a Trustee, officer or agent; and the Trustees may issue and sell and cause to be issued and sold Shares to, and redeem such Shares from, any such person or any firm or company in which such person is interested, subject only to the general limitations contained herein or in the By-Laws relating to the sale and redemption of such Shares.


                                   Article V.

                   Shareholders' Voting Powers and Meetings.

         Section 1. Voting  Powers.  Subject to the  provisions  of Article III,
Section 7(d), the Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Article IV, Section 1 hereof, and
(ii) with respect to such additional matters relating to the Trust as may be required by this Declaration of Trust, the By-Laws or any registration of the Trust with the commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. As appropriate, voting may be by Series (or class). Each whole Share shall be entitled to one vote multiplied by the per-Share net asset value on the record date for the vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.

         Section 2. Voting Power and Meetings. Meetings of the Shareholders may be called by the Trustees for the purpose of electing Trustees as provided in
Article IV, Section 1 and for such other purposes as may be prescribed by law, by this Declaration of Trust or by the By-Laws. Meetings of the Shareholders may also be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven (7) days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust. Whenever notice of a meeting is required to be given to a Shareholder under this Declaration of Trust or the By-Laws, a written waiver thereof, executed before or after the meeting by such Shareholder or his or her attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.

         Section 3. Quorum and Required Vote. Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, forty percent (40%) of the Shares entitled to vote shall constitute a quorum at a Shareholders' meeting. When any one or more Series (or classes) is to vote as a single class separate from any other Shares, forty percent (40%) of the Shares of each such Series (or classes) entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series (or class), except when a larger quorum is required by applicable law. Any meeting of Shareholders may be adjourned from time to time by a majority of the votes property cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. Subject to the provisions of Article III, Section 7(d), when a quorum is present at any meeting, a majority of the Shares voted shall decide any questions and a plurality of the Shares voted shall elect a Trustee, except when a larger vote is required by any provision of this Declaration of Trust or the By-Laws or by applicable law.

         Section 4. Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if Shareholders holding a majority of the Shares entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of this Declaration of Trust or by the By-Laws or by applicable law) and holding a majority (or such larger proportion as aforesaid) of the Shares of any Series (or class) entitled to vote separately on the matter consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

         Section 5. Record Dates. For the purpose of determining the Shareholders of any Series (or class) who are entitled to vote or act at any meeting or any adjournment thereof, the Trustees may from time to time fix a time, which shall be not more than ninety (90) days before the date of any meeting of Shareholders, as the record date for determining the Shareholders of such Series (or class) having the right to notice of and to vote at such meeting and any adjournment thereof, and in such case only Shareholders of record on such record date shall have such right, notwithstanding any transfer of Shares on the books of the Trust after the record date. For the purpose of determining the Shareholders of any Series (or class) who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a date, which shall be before the date for the payment of such dividend or such other payment, as the record date for determining the Shareholders of such Series (or class) having the right to receive such dividend or distribution. Without fixing a record date the Trustees may for voting and/or distribution purposes close the register or transfer books for one or more Series (or classes) for all or any part of the period between a record date and a meeting of Shareholders or the payment of a distribution. Nothing in this Section shall be construed as precluding the Trustees from setting different record dates for different Series (or classes).

         Section 6. Additional-Provisions. The By-Laws may include further provisions for Shareholders' votes and meetings and related matters.


                                  Article VI.

                 Net Asset Value, Distributions and Redemptions

         Section 1. Determination of Net Asset Value, Net Income and Distributions. Subject to Article III, Section 7 hereof, the Trustees, in their absolute discretion, may prescribe and shall set forth in the By-Laws or in a duly adopted vote of the Trustees such bases and time for determining the per-Share net asset value of the Shares of any Series or net income attributable to the Shares of any Series, or the Declaration and payment of dividends and distributions on the Shares of any Series, as they may deem necessary or desirable.

         Section 2. Redemptions and Repurchases. The Trust shall purchase such Shares as are offered by any Shareholder for redemption, upon the presentation of a proper instrument of transfer together with a request directed to the Trust or a person designated by the Trust that the Trust purchase such Shares or in accordance with such other procedures for redemption as the Trustees may from time to time authorize; and the Trust will pay therefor the net asset value thereof, in accordance with the By-Laws and applicable law. Unless extraordinary circumstances exist, payment for said Shares shall be made by the Trust to the Shareholder within seven days after the date on which the request is made in proper form. The obligation set forth in this Section 2 is subject to the provision that in the event that any time the new york stock exchange (the "exchange") is closed for other than weekends or holidays, or if permitted by the rules of the commission during periods when trading on the exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of the investments of the applicable Series or to determine fairly the value of the net assets held with respect to such Series or during any other period permitted by order of the commission for the protection of investors, such obligations may be suspended or postponed by the Trustees. In the case of a suspension of the right of redemption as provided therein, a Shareholder may either withdraw the request for redemption or receive payment based on the net asset value per Share next determined after the termination of such suspension.

         The redemption price may in any case or cases be paid wholly or partly in kind if the Trustees determine that such payment is advisable in the interest of the remaining Shareholders of the Series for which the Shares are being redeemed. Subject to the foregoing, the fair value, selection and quantity of securities or other property so paid or delivered as all or part of the redemption price may be determined by or under authority of the Trustees. In no case shall the Trust be liable for any delay of any corporation or other person in transferring securities selected for delivery as all or part of any payment in kind.

         Section 3. Redemptions at the Option of the Trust. The Trust shall have the right, at its option and at any time, to redeem Shares of any Shareholder at the net asset-value thereof as described in Section 1 of this Article VI: (i) if at such time such Shareholder owns Shares of any Series having an aggregate net asset value of less than an amount determined from time to time by the Trustees prior to the acquisition of said Shares; or (ii) to the extent that such Shareholder owns Shares of a particular Series equal to or in excess of a percentage of the outstanding Shares of that Series determined from time to time by the Trustees; or (iii) to the extent that such Shareholder owns Shares-equal to or in excess of a percentage, determined from time to time by the Trustees, of the outstanding Shares of the Trust or of any Series.


                                  Article VII.

              Compensation and Limitation of Liability of Trustees

         Section 1. Compensation. The Trustees as such shall be entitled to reasonable compensation from the Trust, and they may fix the amount of such compensation. Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, legal, accounting, investment banking or other services and payment for the same by the Trust.

         Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee, or each person who is serving or has served at the Trust's request as a director, officer, Trustee, employee, or agent of another organization in which the Trust has any interest as a Shareholder, creditor, or otherwise to the extent and in the manner provided in the ByLaws, from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify,- hold harmless or protect any Trustee, from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All persons extending credit to, contracting with or having any claim against the Trust of the Trustees shall look only to the assets of the appropriate Series of the Trust for payment under such credit, contract, or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees or agents, whether past, present, or future, shall be personally liable therefor.

         Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the certificate of Trust is on file in the office of the secretary of state of the state of delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such person or persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officer, or Shareholders individually.

         Section 3. Trustee's Good Faith Action, Expert Advice, No Bondor Surety. The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

         Section 4. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by VIrtue of his or her capacity or former capacity with the Trust.


                                 Article VIII.

                                 Miscellaneous

         Section 1. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

         Section 2. Termination of Trust or Series. Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by vote of a majority of the Shares of each Series entitled to vote, voting separately by Series, or by the Trustees by written notice to the Shareholders. Any Series or class thereof may be terminated at any time by vote of a majority of the Shares of that Series or class entitled to vote or by the Trustees by written notice to the Shareholders of that Series or class.

         Upon termination of the Trust (or any one or more Series or any class thereof, as the case may be) by the requisite Shareholder vote or action by the Trustees, after paying or otherwise providing for all charges, taxes, expenses and liabilities held, severally, with respect to each Series (or the applicable Series, as the case may be), whether due or accrued or anticipated as may be determined by the Trustees, the Trust shall, in accordance with such-procedures as the Trustees consider appropriate, reduce the remaining assets held, severally, with respect to each Series (or the applicable Series or any class thereof if any Series or class remains, as the case may be), to distributable form in cash or Shares or other securities, or any combination thereof, and distribute the proceeds held with respect to each Series or class (or the applicable Series, as the case may be), to the Shareholders of that Series, as a Series or class, ratably according to the number of Shares of that Series or class held by the several Shareholders on the date of termination. Thereupon, the Trust or any affected Series or class shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties relating thereto or arising therefrom, and the right, title, and interest of all parties with respect to the Trust or such Series or Class shall be canceled and discharged.

         Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's certificate of Trust to be filed in accordance with the delaware act, which certificate of cancellation may be signed by any one Trustee.

         Section 3. Merger and Consolidation. Notwithstanding anything else herein, the Trustees may cause (i) the Trust or one or more of its Series to the extent consistent with applicable law to be merged into or consolidated with another Trust or company (including Trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is a management investment company under the Investment Company Act, or is a Series thereof, that will succeed to or assume the Trust's registration under the Investment Company Act and that is formed, organized, or existing under the laws of the united states or of a state, commonwealth, possession or colony of the united states, (ii) the Shares of the Trust or any Series to be converted into beneficial interests in another business Trust (or Series thereof) created pursuant to this Section 3 of Article VIIi, (iii) the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, or (iv) cause the Trust to incorporate under the laws of delaware or any other state or jurisdiction. Such merger or consolidation, Share conversion or Share exchange must be authorized by vote of a majority of the outstanding Shares of the Trust, as a whole, or any affected Series, as may be applicable; provided that in all respects not governed by statute or applicable law, the Trustees shall have the power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, merger or consolidation including the power to create one or more separate business Trusts to which all or any part of the assets, liabilities, profits or losses of the Trust or any Series or class thereof may be transferred and to provide for the conversion of Shares of the Trust or any Series or class thereof into beneficial interests in such separate business Trust or Trusts (or Series or classes thereof).

         Pursuant to and in accordance with the provisions of Section 3815(f) of the delaware act, and notwithstanding anything to the contrary contained in this Declaration of Trust, an agreement of merger or consolidation approved by the Trustees in accordance with this Section 3 may (i) effect any amendment to the governing instrument of the Trust or (ii) effect the adoption of a new governing instrument of the Trust if the Trust is the surviving or resulting Trust in the merger or consolidation.

         Section 4. Amendments. Except as specifically provided in this Section, this Declaration of Trust may be restated and/or amended or otherwise supplemented at any time by an instrument in writing signed by a majority of the then Trustees and, if required, by approval of such amendment by Shareholders in accordance with Article v, Section 3 hereof. Any such restatement and/or amendment hereto shall be effective immediately upon execution and approval. The certificate of Trust of the Trust may be restated and/or amended by a similar procedure (however, only one Trustee need sign an amendment to the certificate of Trust, and other Trustees need not approve such amendment in writing when it directly reflects provisions in, or approved amendments to, the Declaration of Trust), and any such restatement and/or amendment shall be effective immediately upon filing with the office of the secretary of state of the state of delaware or upon such future date as may be stated therein.

         Section 5. Filing of Copies, References, Headings. The original or a copy of this instrument and of each restatement and/or amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such restatements and/or amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such restatements and/or amendments. In this instrument and in any such restatements and/or amendment, references to this instrument, and all expressions like "herein," "hereof" and "hereunder," shall be deemed to refer to this instrument as amended or affected by any such restatements and/or amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

         Section 6. Applicable Law. This agreement and Declaration of Trust is created under and is to be governed by and construed and administered according to the laws of the state of delaware and the delaware act. The Trust shall be a delaware business Trust pursuant to such act, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a business Trust, and the absence of a specific reference herein to any such power, privilege, or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

         Notwithstanding the first sentence of Section 6 of this Article VIII, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the state of Delaware (other than the Delaware Act) pertaining to Trusts that relate to or regulate; (i) the filing with any court or governmental body or agency of Trustee accounts or schedules of Trustee fees and charges, (ii) affirmative requirements to post bonds for Trustees, officers, agents, or employees of a Trust, (iii) the necessity for obtaining a court or other governmental approval concerning the acquisition, holding or disposition of real or personal property, (iv) fees or other sums applicable to Trustees, officers, agents or employees of a Trust, (v) the allocation of receipts and expenditures to income or principal, (vi) restrictions or limitations on the permissible nature, amount, or concentration of Trust investments or requirements relating to the titling, storage, or other manner of holding of Trust assets, or (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of Trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust.

         Section 7. Provisions in Conflict with Law or Regulations.

                  (a) The provisions of the Declaration of Trust are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the Investment Company Act, the regulated investment company provisions of the internal revenue code or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.

                  (b) If any provision of the Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust in any jurisdiction.

         Section 8. Business Trust Only. It is the intention of the Trustees to create a business Trust pursuant to the delaware act and thereby to create only the relationship of Trustee and beneficial owners within the meaning of such act between the Trustees and each Shareholder. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment, or any form of legal relationship other than a business Trust pursuant to the delaware act. Nothing in this Declaration of Trust shall be construed to make the Shareholders, either by themselves or with the Trustees, partners or members of a joint stock association.

         Section 9. Use of the Identifying Words "Montgomery" and "the Montgomery Funds II." The identifying words "Montgomery" and "the Montgomery Funds III" and all rights to the use of such identifying-words belong to Montgomery Asset Management, L.P., the proposed investment adviser of the Trust's Shares. Montgomery Asset Management, L.P. has licensed the Trust to use the identifying words "the Montgomery Funds III, in the Trust's name and to use the identifying word "Montgomery" in the name of any Series of the Trust. In the event that Montgomery Asset Management, L.P. or an affiliate of Montgomery asset management, l.p. is not appointed or ceases to be the investment adviser of the Trust, the non-exclusive license may be revoked by Montgomery Asset Management, L.P., and the Trust and any Series thereof shall respectively cease using the identifying words "The Montgomery Funds III" and "Montgomery," unless otherwise consented to by Montgomery Asset Management, L.P. or any successor to Montgomery Asset Management, L.P.'s interest.


[remainder of page intentionally left blank]

         In witness whereof, the Trustees named below do hereby make and enter into this agreement and Declaration of Trust as of this 16th day of August, 1994.

/s/ Andrew Cox
--------------------------------
Andrew Cox
750 VIne Street
Denver, Colorado  80206

/s/ R. Stephen Doyle
--------------------------------
R. Stephen Doyle
600 Montgomery Street
San Francisco, California  94111

/s/ John A. Farnsworth
--------------------------------
John A. Farnsworth
23-F Main Street
Tiburon, California  94920

/s/ Cecilia Herbert
--------------------------------
Cecilia Herbert
2636 Vallejo Street
San Francisco, California  94123


The principal place of business of the Trust is 600 Montgomery Street, San Francisco, California 94111.

--------------------------------------------------------------------------------

                                   Item 23 (b)


                              Amended and Restated

                                     By-Laws

--------------------------------------------------------------------------------

                          AMENDED AND RESTATED BY-LAWS

                          for the regulation, except as
                        otherwise provided by statute or
                    the Agreement and Declaration of Trust of


                             THE MONTGOMERY FUNDS II

                            A DELAWARE BUSINESS TRUST

                    (formerly, "Montgomery Investment Trust")

                             (as of August 16, 1994)

                                Table of Contents
                                -----------------

ARTICLE I.  OFFICES                                                           1
SECTION 1.  PRINCIPAL OFFICE                                                  1
SECTION 2.  DELAWARE OFFICE                                                   1
SECTION 3.  OTHER OFFICES                                                     1

ARTICLE II. MEETINGS OF SHAREHOLDERS                                          1
SECTION 1.  PLACE OF MEETINGS                                                 1
SECTION 2.  CALL OF MEETING                                                   1
SECTION 3.  NOTICE OF SHAREHOLDERS' MEETING                                   1
SECTION 4.  MANNER OF GIVING NOTICE; AFFIDAVIT OF NOTICE                      2
SECTION 5.  ADJOURNED MEETING; NOTICE                                         2
SECTION 6.  VOTING                                                            2
SECTION 7.  WAIVER OF NOTICE BY CONSENT OF ABSENT SHAREHOLDERS                3
SECTION 8.  SHAREHOLDER ACTION BY WRITTEN CONSENT WITHOUT A MEETING           3
SECTION 9.  RECORD DATE FOR SHAREHOLDER NOTICE, VOTING AND GIVING CONSENTS    4
SECTION 10. PROXIES                                                           4
SECTION 11. INSPECTORS OF ELECTION                                            5

ARTICLE III. TRUSTEES                                                         5
SECTION 1.  POWERS                                                            5
SECTION 2.  NUMBER OF TRUSTEES                                                6
SECTION 3.  VACANCIES                                                         6
SECTION 4.  PLACE OF MEETINGS AND MEETINGS BY TELEPHONE                       6
SECTION 5.  REGULAR MEETINGS                                                  6
SECTION 6.  SPECIAL MEETINGS                                                  6
SECTION 7.  QUORUM                                                            7
SECTION 8.  WAIVER OF NOTICE                                                  7
SECTION 9.  ADJOURNMENT                                                       7
SECTION 10. NOTICE OF ADJOURNMENT                                             7
SECTION 11. ACTION WITHOUT A MEETING                                          7
SECTION 12. FEES AND COMPENSATION OF TRUSTEES                                 7
SECTION 13. DELEGATION OF POWER TO OTHER TRUSTEES                             8

ARTICLE IV. COMMITTEES                                                        8
SECTION 1.  COMMITTEES OF TRUSTEES                                            8
SECTION 2.  MEETINGS AND ACTION OF COMMITTEES                                 9

ARTICLE V.  OFFICERS                                                          9
SECTION 1.  OFFICERS                                                          9
SECTION 2.  ELECTION OF OFFICERS                                              9
SECTION 3.  SUBORDINATE OFFICERS                                              9
SECTION 4.  REMOVAL AND DESIGNATION OF OFFICERS                               9
SECTION 5.  VACANCIES IN OFFICES                                              10
SECTION 6.  CHAIRMAN OF THE BOARD                                             10
SECTION 7.  PRESIDENT                                                         10
SECTION 8.  VICE PRESIDENTS                                                   10
SECTION 9.  SECRETARY                                                         11
SECTION 10. TREASURER                                                         11

ARTICLE VI. INDEMNIFICATION OF TRUSTEES OFFICERS                              11
SECTION 1.  AGENTS, PROCEEDINGS AND EXPENSES                                  11
SECTION 2.  ACTIONS OTHER THAN BY TRUST                                       12
SECTION 3.  ACTIONS BY THE TRUST                                              12
SECTION 4.  EXCLUSION OF INDEMNIFICATION                                      12
SECTION 5.  SUCCESSFUL DEFENSE BY AGENT                                       13
SECTION 6.  REQUIRED APPROVAL                                                 13
SECTION 7.  ADVANCE OF EXPENSES                                               13
SECTION 8.  OTHER CONTRACTUAL RIGHTS                                          14
SECTION 9.  LIMITATIONS                                                       14
SECTION 10. INSURANCE                                                         14
SECTION 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN                              14

ARTICLE VII. RECORDS AND REPORTS                                              15
SECTION 1.  MAINTENANCE AND INSPECTION OF SHARE REGISTER                      15
SECTION 2.  MAINTENANCE AND INSPECTION OF BY-LAWS                             15
SECTION 3.  MAINTENANCE AND INSPECTION OF-OTHER RECORDS                       15
SECTION 4.  INSPECTION BY TRUSTEES                                            15
SECTION 5.  FINANCIAL STATEMENTS                                              15

ARTICLE VIII. GENERAL MATTERS                                                 16
SECTION 1.  CHECKS, DRAFTS, EVIDENCE OF INDEBTEDNESS                          16
SECTION 2.  CONTRACTS AND INSTRUMENTS; HOW EXECUTED                           16
SECTION 3.  CERTIFICATES FOR SHARES                                           16
SECTION 4.  LOST CERTIFICATES                                                 16
SECTION 5.  REPRESENTATION OF SHARES OF OTHER ENTITIES HELD BY TRUST          17
SECTION 6.  FISCAL YEAR                                                       17

ARTICLE IX. AMENDMENTS                                                        17
SECTION 1.  AMENDMENT BY SHAREHOLDERS                                         17
SECTION 2.  AMENDEMNT BY TRUSTEES                                             17
SECTION 3.  INCORPORATION BY REFERENCE INTO AGREEMENTS AND DECLARATION
              OF TRUST OF THE TRUST                                           17

                              AMENDED AND RESTATED

                                     BY-LAWS

                                       OF

                             THE MONTGOMERY FUNDS II
                            A DELAWARE BUSINESS TRUST
                    (formerly, "Montgomery Investment Trust")


                                   Article I

                                     OFFICES

         Section 1. PRINCIPAL OFFICE. The Board of Trustees shall fix and, from time to time, may change the location of the principal executive office of The Montgomery Funds II (the "Trust") at any place within or outside the State of Delaware.

         Section 2. DELAWARE OFFICE. The Board of Trustees shall establish a registered office in the State of Delaware and shall appoint as the Trust's registered agent for service of process in the State of Delaware an individual resident of the State of Delaware or a Delaware corporation or a corporation authorized to transact business in the State of Delaware; in each-case the business office of such registered agent for service of process shall be identical with the registered Delaware office of the Trust.

         Section 3. OTHER OFFICES. The Board of Trustees may at any time establish branch or subordinate offices at any place or places where the Trust intends to do business.


                                   Article II

                            MEETINGS OF SHAREHOLDERS

         Section 1. PLACE OF MEETINGS. Meetings of shareholders shall be held at any place designated by the Board of Trustees. In the absence of any such designation, shareholders' meetings shall be held at the principal executive office of the Trust.

         Section 2. CALL OF MEETING. A meeting of the shareholders may be called at any time by the Board of Trustees or by the Chairman of the Board or by the President.

         Section 3. NOTICE OF SHAREHOLDERS' MEETING. All notices of meetings of shareholders shall be sent or otherwise given in accordance with Section 4 of this Article II not less than seven (7) nor more than seventy-five (75) days before the date of the meeting. The notice shall specify (i) the place, date and hour of the meeting, and (ii) the general nature of the business to be transacted. The notice of any meeting at which Trustees are to be elected also shall include the name of any nominee or nominees whom at the time of the notice are intended to be presented for election.

         If action is proposed to be taken at any meeting for approval of (i) a contract or transaction in which a Trustee has a direct or indirect financial interest, (ii) an amendment of the Trust's Agreement and Declaration of Trust,
(iii) a reorganization of the Trust, or (iv) a voluntary dissolution of the Trust, the notice shall also state the general nature of that proposal.

         Section 4. MANNER OF GIVING NOTICE; AFFIDAVIT OF NOTICE. Notice of any meeting of shareholders shall be given either personally or by first-class mail or telegraphic or other written communication, charges prepaid, addressed to the shareholder at the address of that shareholder appearing on the books of the Trust or its transfer agent or given by the shareholder to the Trust for the purpose of notice. If no such address appears on the Trust's books or is given, notice shall be deemed to have been given if sent to that shareholder by first-class mail or telegraphic or other written communication to the Trust's principal executive office, or if published at least once in a newspaper of general circulation in the county where that office is located. Notice shall be deemed to have been given at the time when delivered personally or deposited in the mail or sent by telegram or other means of written communication.

         If any notice addressed to a shareholder at the address of that shareholder appearing on the books of the Trust is returned to the Trust by the United States Postal Service marked to indicate that the Postal Service is unable to deliver the notice to the shareholder at that address, all future notices or reports shall be deemed to have been duly given without further mailing if these shall be available to the shareholder on written demand of the shareholder at the principal executive office of the Trust for a period of one year from the date of the giving of the notice.

         An affidavit of the mailing or other means of giving any notice of any shareholder's meeting shall be executed by the Secretary, Assistant Secretary or any transfer agent of the Trust giving the notice and shall be filed and maintained in the minute book of the Trust.

         Section 5. ADJOURNED MEETING; NOTICE. Any shareholder's meeting, whether or not a quorum is present, may be adjourned from time to time by the vote of the majority of the shares represented at that meeting, either in person or by proxy.

         When any meeting of shareholders is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken, unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty (60) days from the date set for the original meeting, in which case the Board of Trustees shall set a new record date. Notice of any such adjourned meeting shall be given to each shareholder of record entitled to vote at the adjourned meeting in accordance with the provisions of Sections 3 and 4 of this Article II. At any adjourned meeting, the Trust may transact any business which might have been transacted at the original meeting.

         Section 6. VOTING. The shareholders entitled to vote at any meeting of shareholders shall be determined in accordance with the provisions of the Agreement and Declaration of Trust of the Trust, as in effect at such time. The shareholders' vote may be by voice vote or by ballot, provided, however, that any election for Trustees must be by ballot if demanded by any shareholder before the voting has begun. On any matter other than elections of Trustees, any shareholder may vote part of the shares in favor of the proposal and refrain from voting the remaining shares or vote them against the proposal, but if the shareholder fails to specify the number of shares which the shareholder is voting affirmatively, it will be conclusively presumed that the shareholder's approving vote is with respect to the total shares that the shareholder is entitled to vote on such proposal.

         Section 7. WAIVER OF NOTICE BY CONSENT OF ABSENT SHAREHOLDERS. The transactions of the meeting of shareholders, however called and noticed and wherever held, shall be as valid as though had at a meeting duly held after regular call and notice if a quorum be present either in person or by proxy and if either before or after the meeting, each person entitled to vote who was not present in person or by proxy signs a written waiver of notice or a consent to a holding of the meeting or an approval of the minutes. The waiver of notice or consent need not specify either the business to be transacted or the purpose of any meeting of shareholders.

         Attendance by a person at a meeting shall also constitute a waiver of notice of that meeting, except when the person objects at the beginning of the meeting to the transaction of any business because the meeting is not lawfully called or convened and except that attendance at a meeting is not a waiver of any right to object to the consideration of matters not included in the notice of the meeting if that objection is expressly made at the beginning of the meeting.

         Section 8. SHAREHOLDER ACTION BY WRITTEN CONSENT WITHOUT A MEETING. Any action which may be taken at any meeting of shareholders may be taken without a meeting and without prior notice if a consent in writing setting forth the action so taken is signed by the holders of outstanding shares having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting at which all shares entitled to vote on that action were present and voted. All such consents shall be filed with the Secretary of the Trust and shall be maintained in the Trust's records. Any shareholder giving a written consent or the shareholder's proxy holder or a transferee of the shares or a personal representative of the shareholder or their respective proxy holders may revoke the consent by a writing received by the Secretary of the Trust before written consents of the number of shares required to authorize the proposed action have been filed with the Secretary.

         If the consents of all shareholders entitled to vote have not been solicited in writing and if the unanimous written consent of all such shareholders shall not have been received, the Secretary shall give prompt notice of the action approved by the shareholders without a meeting. This notice shall be given in the manner specified in Section 4 of this Article II. In the case of approval of (i) contracts or transactions in which a Trustee has a direct or indirect financial interest, (ii) indemnification of agents of the Trust, and (iii) a reorganization of the Trust, the notice shall be given at least ten (10) days before the consummation of any action authorized by that approval.

         Section 9. RECORD DATE FOR SHAREHOLDER NOTICE, VOTING AND GIVING CONSENTS. For purposes of determining the shareholders entitled to notice of any meeting or to vote or entitled to give consent to action without a meeting, the Board of Trustees may fix in advance a record date which shall not be more than ninety (90) days nor less than seven (7) days before the date of any such meeting as provided in the Agreement and Declaration of Trust of the Trust.

         If the Board of Trustees does not so fix a record date:

         (a) The record date for determining shareholders entitled to notice of or to vote at a meeting of shareholders shall be at the close of business on the business day next preceding the day on which notice is given or if notice is waived, at the close of business on the business day next preceding the day on i4hich the meeting is held.

         (b) The record date for determining shareholders entitled to give consent to action in writing without a meeting, (i) when no prior action by the Board of Trustees has been taken, shall be the day on which the first written consent is given, or (ii) when prior action of the Board of Trustees has been taken, shall be at the close of business on the day on which the Board of Trustees adopt the resolution relating to that action or the seventy-fifth day before the date of such other action, whichever is later.

         Section 10. PROXIES. Every person entitled to vote for Trustees or on any other matter shall have the right to do so either in person or by one or more agents authorized by a written proxy signed by the person and filed with the Secretary of the Trust. A proxy shall be deemed signed if the shareholder's name is placed on the proxy (whether by manual signature, typewriting, telegraphic transmission or otherwise) by the shareholder or the shareholder's attorney-in-fact. A validly executed proxy which does not state that it is irrevocable shall continue in full force and effect unless (i) revoked by the person executing it before the vote pursuant to that proxy by a writing delivered to the Trust stating that the proxy is revoked or by a subsequent proxy executed by or attendance at the meeting and voting in person by the person executing that proxy; or (ii) written notice of the death or incapacity of the maker of that proxy is received by the Trust before the vote pursuant to that proxy is counted; provided however, that no proxy shall be valid after the expiration of eleven (11) months from the date of the proxy unless otherwise provided in the proxy.

         Section 11. INSPECTORS OF ELECTION. Before any meeting of shareholders, the Board of Trustees may appoint any persons other than nominees for office to act as inspectors of election at the meeting or its adjournment. If no inspectors of election are so appointed, the chairman of the meeting may and on the request of any shareholder or a shareholder's proxy shall, appoint inspectors of election at the meeting. The number of inspectors shall be either one (1) or three (3). If inspectors are appointed at A meeting on the request of one or more shareholders or proxies, the holders of a majority of shares or their proxies present at the meeting shall determine whether-one (1) or three
(3) inspectors are to be appointed. If any person appointed as inspector fails to appear or fails or refuses to act, the Chairman of the meeting may and on the request of any shareholder or a shareholder's proxy, shall appoint a person to fill the vacancy.

         These inspectors shall:

         (a) Determine the number of shares outstanding and the voting power of each, the shares represented at the meeting, the existence of a quorum and the authenticity, validity and effect of proxies;

         (b)      Receive votes, ballots or consents;

         (c) Hear and determine all challenges and questions in any way arising in connection with the right to vote;

         (d)      Count and tabulate all votes or consents;

         (e)      Determine when the polls shall close;

         (f)      Determine the result; and

         (g) Do any other acts that may be proper to conduct the election or vote with fairness to all shareholders.


                                  Article III

                                    TRUSTEES

         Section 1. POWERS. Subject to the applicable provisions of the Agreement and Declaration of Trust of the Trust and these By- Laws relating to action required to be approved by the shareholders or by the outstanding shares, the business and affairs of the Trust shall be managed and all powers shall be exercised by or under the direction of the Board of Trustees.

         Section 2. NUMBER OF TRUSTEES. The exact number of Trustees within the limits specified in the Agreement and Declaration of Trust of the Trust shall be fixed from time to time by a written instrument signed or a resolution approved at a duly constituted meeting by a majority of the Board of Trustees.

         Section 3. VACANCIES. Vacancies in the Board of Trustees may be filled by a majority of the remaining Trustees, though less than a quorum, or by a sole remaining Trustee, unless the Board of Trustees calls a meeting of shareholders for the purposes of electing Trustees. In the event that at any time less than a majority of the Trustees holding office at that time were so elected by the holders of the outstanding voting securities of the Trust, the Board of Trustees shall forthwith cause to be held as promptly as possible, and in any event within sixty (60) days, a meeting of such holders for the purpose of electing Trustees to fill any existing vacancies in the Board of Trustees, unless such period is extended by order of the United States Securities and Exchange Commission.

         Notwithstanding the above, whenever and for so long as the Trust is a participant in or otherwise has in effect a Plan under which the Trust may be deemed to bear expenses of distributing its shares as that practice is described in Rule 12b-i under the Investment Company Act of 1940, then the selection and nomination of the Trustees who are not interested persons of the Trust (as that term is defined in the Investment Company Act of 1940) shall be, and is, committed to the discretion of such disinterested Trustees.

         Section 4. PLACE OF MEETINGS AND MEETINGS BY TELEPHONE. All meetings of the Board of Trustees may be held at any place that has been designated agreed to by the Board. In the absence of such a designation, regular meetings shall be held at the- principal executive office of the Trust. With the exception of meetings at which an Investment Management Agreement, Portfolio Advisory Agreement or any Distribution Plan adopted pursuant to Rule 12b-1 is approved by the Board, any meeting, regular or special, may be held by conference telephone or similar communication equipment, so long as all Trustees participating in the meeting can hear one another, and all such Trustees shall be deemed to be present in person at the meeting.

         Section 5. REGULAR MEETINGS. Regular meetings of the Board of Trustees shall be held without call at such time as shall from time to time be fixed by the Board of Trustees. Such regular meetings may be held without notice.

         Section 6. SPECIAL MEETINGS. Special meetings of the Board of Trustees for any purpose or purposes may be called at any time by the chairman of the Board or the President or any Vice President or the Secretary or any two (2) Trustees.

         Notice of the time and place of special meetings shall be delivered personally or by telephone to each Trustee or sent by first-class mail or telegram, charges prepaid, addressed to each Trustee at that Trustee's address as it is shown on the records of the Trust. In case the notice is mailed, it shall be deposited in the United States mail at least seven (7) calendar days before the time of the holding of-the meeting. In case the notice is delivered personally or by telephone or to the telegraph company or by express mail or similar service, it shall be given at least forty-eight (48) hours before the time of the holding of the meeting. Any oral notice given personally or by telephone may be communicated either to the Trustee or to a person at the office of the Trustee whom the person giving the notice has reason to believe will promptly communicate it to the

Trustee. The notice need not specify the purpose of the meeting or the place if the meeting is to be held at the principal executive office of the Trust.

         Section 7. QUORUM. A majority of the authorized number of Trustees shall constitute a quorum for the transaction of business, except to adjourn as provided in Section 10 of this Article III. Every act or decision done or made by a majority of the Trustees present at a meeting duly held at which a quorum is present shall be regarded as the act of the Board of Trustees, subject to the provisions of the Trust's Agreement and Declaration of Trust. A meeting at which a quorum is initially present may continue to transact business notwithstanding the withdrawal of Trustees if any action taken is approved by a least a majority of the required quorum for that meeting.

         Section 8. WAIVER OF NOTICE. Notice of any meeting need not be given to any Trustee who either before or after the meeting signs a written waiver of notice, a consent to holding the meeting, or an approval of the minutes. The waiver of notice or consent need not specify the purpose of the meeting. All such waivers, consents, and approvals shall be filed with the records of the Trust or made a part of the minutes of the meeting. Notice of a meeting shall also be deemed given to any Trustee who attends the meeting without protesting before or at its commencement the lack of notice to that Trustee.

         Section 9. ADJOURNMENT. A majority of the Trustees present, whether or not constituting a quorum, may adjourn any meeting to another time and place.

         Section 10. NOTICE OF ADJOURNMENT. Notice of the time and place of holding an adjourned meeting need not be given unless the meeting is adjourned for more than forty-eight (48) hours, in which case notice of the time and place shall be given before the time of the adjourned meeting in the manner specified in Section 7 of this Article III to the Trustees who were present at the time of the adjournment.

         Section 11. ACTION WITHOUT A MEETING. With the exception of the approval of an investment management agreement, portfolio advisory agreement, or any distribution plan adopted pursuant to Rule 12b-1, any action required or permitted to be taken by the Board of Trustees may be taken without a meeting if a majority of the members of the Board of Trustees shall individually or collectively consent in writing to that action. Such action by written consent shall have the same force and effect as a majority vote of the Board of Trustees. Such written consent or consents shall be filed with the minutes of the proceedings of the Board of Trustees.

         Section 12. FEES AND COMPENSATION OF TRUSTEES. Trustees and members of committees may receive such compensation, if any, for their services and such reimbursement of expenses as may be fixed or determined by resolution of the Board of Trustees. This Section 12 shall not be construed to preclude any Trustee from serving the Trust in any other capacity as an officer, agent, employee or otherwise and receiving compensation for those services.

         Section 13. DELEGATION OF POWER TO OTHER TRUSTEES. Any Trustee may, by power of attorney, delegate his or her power for a period not exceeding six (6) months at any one time to any other Trustee or Trustees; provided that in no case shall fewer than two (2) Trustees personally exercise the powers granted to the Trustees under the Trust's Agreement and Declaration of Trust except as otherwise expressly provided herein or by resolution of the Board of Trustees. Except where applicable law may require a Trustee to be present in person, a Trustee represented by another Trustee pursuant to such power of attorney shall be deemed to be present for purposes of establishing a quorum and satisfying the required majority vote.


                                   Article IV

                                   COMMITTEES

         Section 1. COMMITTEES OF TRUSTEES. The Board of Trustees may by resolution adopted by a majority of the authorized number of Trustees designate one or more committees, each consisting of one (1) or more Trustees, to serve at the pleasure of the Board. The Board may designate one or more Trustees as alternate members of any committee who may replace any absent member at any meeting of the committee. Any committee to the extent provided in the resolution of the Board, shall have the authority of the Board, except with respect to:

         (a) the approval of any action which under applicable law also requires shareholders' approval or approval of the outstanding shares, or requires approval by a majority of the entire Board or certain members of said Board;

         (b) the filling of vacancies on the Board of Trustees or in any committee;

         (c) the fixing of compensation of the Trustees for serving on the Board of Trustees or on any committee;

         (d)      the   amendment  or  repeal  of  the  Trust's   Agreement  and
                  Declaration of Trust or of the By-Laws or the adoption of new By-Laws;

         (e) the amendment or repeal of any resolution of the Board of Trustees which by its express terms is not so amendable or repealable;

         (f) a distribution to the shareholders of the Trust, except at a rate or in a periodic amount or within a designated range determined by the Board of Trustees; or

         (g) the appointment of any other committees of the Board of Trustees or the members of these committees.

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


         Section 2. MEETINGS AND ACTION OF COMMITTEES. Meetings and action of committees shall be governed by and held and taken in accordance with the provisions of Article III of these By-Laws, with such changes in the context thereof as are necessary to substitute the committee and its members for the Board of Trustees and its members, except that the time of regular meetings of committees may be determined either by resolution of the Board of Trustees or by resolution of the committee. Special meetings of committees may also be called by resolution of the Board of Trustees. Alternate members shall be given notice of meetings of committees and shall have the right to attend all meetings of committees. The Board of Trustees may adopt rules for the government of any committee not inconsistent with the provisions of these By-Laws.


                                   Article V

                                    OFFICERS

         Section 1. OFFICERS. The officers of the Trust shall be a President, a Secretary and a Treasurer. The Trust may also have, at the discretion of the Board of Trustees, a Chairman of the Board, one or more Vice Presidents, one or more Assistant secretaries, one or more Assistant Treasurers, and such other officers as may be appointed in accordance with the provisions of Section 3 of this Article V. Any number of offices may be held by the same person.

         Section 2. ELECTION OF OFFICERS. The officers of the Trust, except such officers as may appointed in accordance with the provisions of Section 3 or Sections of this Article V, shall be chosen by the Board of Trustees, and each shall serve at the pleasure of the Board of Trustees, subject to the rights, if any, of an officer under any contract of employment.

         Section 3. SUBORDINATE OFFICERS. The Board of Trustees may appoint and may empower the President to appoint such other officers as the business of the Trust may require, each of whom shall hold office for such period, have such authority and perform such duties as are provided in these By-Laws or as the Board of Trustees may from time to time determine.

         Section 4. REMOVAL AND RESIGNATION OF OFFICERS. Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed, either with or without cause, by the Board of Trustees at any regular or special meeting of the Board of Trustees or by the principal executive officer or by such other officer upon whom such power of removal may be conferred by the Board of Trustees.

         Any officer may resign at any time by giving written notice to the Trust. Any resignation shall take effect at the date of the receipt of that notice or at any later time specified in that notice; and unless otherwise specified in that notice, the acceptance of the resignation shall not be necessary to make it effective. Any resignation is without prejudice to the rights, if any, of the Trust under any contract to which the officer is a party.

         Section 5. VACANCIES IN OFFICES. A vacancy in any office. because of death, resignation, removal, disqualification or other cause shall be filled in the manner prescribed in these By-Laws for regular appointment to that office. The President (or the Chairman of the Board if one is appointed as principal executive officer) may make temporary appointments to a vacant office pending action by the Board of Trustees.

         Section 6. CHAIRMAN OF THE BOARD. The Chairman of the Board, if such an Officer is elected, shall, if present, preside at meetings of the Board of Trustees, subject to the control of the Board of Trustees, have general supervision, direction and control of the business and the Officers of the Trust and exercise and perform such other powers and duties as may be from time to time assigned to him or her by the Board of Trustees or prescribed by the By-Laws. The Chairman of the Board shall serve as principal executive officer if the Trustees so appoint him or her.

         Section 7. PRESIDENT. Subject to such supervisory powers, if any, as may be given by the Board of Trustees to the Chairman of the Board, if there be such an officer, the President shall, subject to the control of the Board of Trustees and the Chairman, have general supervision, direction and control of the business and the officers of the Trust. Subject to Section 6 of this Article V, he or she shall preside at all meetings of the shareholders and, in the absence of the Chairman of the Board or if there be none, at all meetings of the Board of Trustees. He or she shall have the general powers and duties of management usually vested in the offices of president, chief executive officer and chief operating officer of a corporation and shall have such other powers and duties as may be prescribed by the Board of Trustees or these By-Laws.

         Section 8. VICE PRESIDENTS. In the absence or disability of the President, the Vice Presidents, if any, in order of their rank as fixed by the Board of Trustees or if not ranked, the Executive Vice President (who shall be considered first ranked) and such other Vice Presidents as shall be designated by the Board of Trustees, shall perform all the duties of the President and, when so acting, shall have all powers of and be subject to all the restrictions upon the President. The Vice Presidents shall have such other powers and perform such other duties as from time to time may be prescribed for them respectively by the Board of Trustees or the President or the Chairman of the Board or by these By-Laws.

         Section 9. SECRETARY. The Secretary shall keep or cause to be kept at the principal executive office of the Trust or such other place as the Board of Trustees may direct a book of minutes of all meetings and actions of Trustees, committees of Trustees and shareholders with the time and place of holding, whether regular or special, and if special, how authorized, the notice given, the names of those present at Trustees' meetings or committee meetings, the number of shares present or represented at shareholders' meetings, and the proceedings.

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


         The Secretary shall keep or cause to be kept at the principal executive office of the Trust or at the office of the Trust's transfer agent or registrar, a share register or a duplicate share register showing the names of all shareholders and their addresses, the number and classes of shares held by each, the number and date of certificates issued for the same and the number and date of cancellation of every certificate surrendered for cancellation.

         The Secretary shall give or cause to be given notice of all meetings of the shareholders and of the Board of Trustees required to be given by these By-Laws or by applicable law and shall have such other powers and perform such other duties as may be prescribed by the Board of Trustees or by these By-Laws.

         Section 10. TREASURER. The Treasurer shall be the chief financial officer and chief accounting officer of the Trust and shall keep and maintain or cause to be kept and maintained - adequate and correct books and records of accounts of the properties and business transactions of the Trust, including accounts of its assets, liabilities, receipts, disbursements, gains, losses, capital, retained earnings and shares. The books of account shall at all reasonable times be open to inspection by a, Trustee.

         The Treasurer shall deposit all monies and other valuables in the name and to the credit of the Trust with such depositories as may be designated by the Board of Trustees. The Treasurer shall disburse the funds of the Trust as may be ordered by the Board of Trustees, shall render to the President and Trustees, whenever they request it, an account of all of his or her transactions as chief financial officer and of the financial condition of the Trust and shall have other powers and perform such other duties as may be prescribed by the Board of Trustees or these By-Laws.


                                   Article VI

                      INDEMNIFICATION OF TRUSTEES OFFICERS
                           EMPLOYEES AND OTHER AGENTS

         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation that was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes, without limitation, attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any

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


proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his or her official capacity as a Trustee of the Trust, that his or her conduct was in the Trust's best interests and (b), in all other cases, that his or her conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he or she had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contenders or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

         (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him or her, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

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


         (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action that is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To-the extent that an agent of this Trust has been successful on the merits in - defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that, based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REOUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

         (a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

         (b)      a written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts, that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must conform to the standards set forth in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Trust's Agreement and Declaration of Trust, a resolution of the shareholders of the Trust, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Trust's Agreement and Declaration of Trust.

         Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article VI does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article VI. Nothing contained in this Article VI shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contractor, otherwise which shall be enforceable to the extent permitted by applicable law other than this Article VI.


                                  Article VII

                               RECORDS AND REPORTS

         Section 1. MAINTENANCE AND INSPECTION OF SHARE REGISTER. This Trust shall keep at its principal executive office or at the office of its transfer agent or registrar, if either be appointed and as determined by resolution of the Board of Trustees, a record of its shareholders, giving the names and addresses of all shareholders and the number, series and, where applicable, class of shares held by each shareholder.

         Section 2. MAINTENANCE AND INSPECTION OF BY-LAWS. The Trust shall keep at its principal executive office the original or a copy of these By-Laws

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


as amended from time to time, which shall be open to inspection by the shareholders at all reasonable times during office hours.

         Section 3. MAINTENANCE AND INSPECTION OF-OTHER RECORDS. The accounting books and records and minutes of proceedings of the shareholders and the Board of Trustees and any committee or - committees of the Board of Trustees shall be kept at such place or places designated by the Board of Trustees or in the absence of such designation, at the principal executive office of the Trust. The minutes shall be kept in written form, and the accounting books and records shall be kept either in written form or in any other form capable of being converted into written form. The minutes and accounting books and records shall be open to inspection upon the written demand of any shareholder or holder of a voting trust certificate at any reasonable time during usual business hours of the Trust for a purpose reasonably related to the holder's interests as a shareholder or as the holder of a voting trust certificate. The inspection may be made in person or by an agent or attorney and shall include the right to copy and make extracts.

         Section 4. INSPECTION BY TRUSTEES. Every Trustee shall have the absolute right at any reasonable time to inspect all books, records and documents of every kind as well as the physical properties of the Trust. This inspection by a Trustee may be made in person or by an agent or attorney, and the right of inspection includes the right to copy and make extracts of documents.

         Section 5. FINANCIAL STATEMENTS. A copy of any financial statements and any income statement of the Trust for each quarterly period of each fiscal year and accompanying balance sheet of the Trust as of the end of each such period that has been prepared by the Trust shall be kept on file in the principal executive office of the Trust for at least twelve (12) months, and each such statement shall be exhibited at all reasonable times to any shareholder demanding an examination of any such statement or a copy shall be mailed to any such shareholder.

         The quarterly income statements and balance sheets referred to in this section shall be accompanied by the report, if any, of any independent accountants engaged by the Trust or the certificate of an authorized officer of the Trust that the financial statements were prepared without audit from the books and records of the Trust.


                                  Article VIII

                                 GENERAL MATTERS

         Section 1. CHECKS, DRAFTS, EVIDENCE OF INDEBTEDNESS. All checks, drafts or other orders for payment of money, notes or other evidences of indebtedness issued in the name of or payable to the Trust shall be signed or endorsed in such manner and by such person or persons as shall be designated from time to time in accordance with the resolution of the Board of Trustees.

         Section 2. CONTRACTS AND INSTRUMENTS; HOW EXECUTED. The Board of Trustees, except as otherwise provided in these By-Laws, may authorize any officer or officers, agent or agents, to enter into any contract or execute any instrument in the name of and on behalf of the Trust and this authority may be general or confined to specific instances; and unless so authorized or ratified by the Board of Trustees or within the agency power of an officer, no officer, agent or employee shall have any power or authority to bind the Trust by any contract or engagement, to pledge its credit or to render it liable for any purpose or for any amount.

         Section 3. CERTIFICATES FOR SHARES. Upon resolution of the Board to issue certificated shares, a certificate or certificates for shares of beneficial interest in any series of the Trust may be issued to a shareholder upon the shareholder's request when such shares are fully paid. All certificates shall be signed in the name of the Trust by the Chairman of the Board or the President or Vice President and by the Treasurer or an Assistant Treasurer or the Secretary or any Assistant Secretary, certifying the number of shares and the series of shares owned by the shareholders. Any or all of the signatures on the certificate may be facsimile. In case any officer, transfer agent or registrar who has signed or whose facsimile signature has been placed on a certificate shall have ceased to be that officer, transfer agent or registrar before that certificate is issued, it may be issued by the Trust with the same effect as if that person were an officer, transfer agent or registrar at the date of issue. Notwithstanding the foregoing, the Trust may adopt and use a system of issuance, recordation and transfer of its shares by electronic or other means.

         Section 4. LOST CERTIFICATES. Except as provided in this Section 4, no new certificate for shares shall be issued to replace an old certificate unless the latter is surrendered to the Trust and canceled at the same time. The Board of Trustees may in case any share certificate or certificate for any other security is lost, stolen or destroyed, authorize the issuance of a replacement certificate on such terms and conditions as the Board of Trustees may require, including a provision for . indemnification of the Trust secured by a bond or other adequate security sufficient to protect the Trust against any claim that may be made against it, including any expense or liability on account of the alleged loss, theft or destruction of the certificate or the issuance of the replacement certificate.

         Section 5. REPRESENTATION OF SHARES OF OTHER ENTITIES HELD BY TRUST. The Chairman of the Board, the President, any Vice President or any other person authorized by resolution of the Board of Trustees or by any of the foregoing designated officers, is authorized to vote or represent on behalf of the Trust any and all shares of any corporation, partnership, trusts or other entities, foreign or domestic, standing in the name of the Trust. The authority granted may be exercised in person or by a proxy duly executed by such designated person.

         Section 6. FISCAL YEAR. The fiscal year of the Trust shall be fixed and refixed or changed from time to time by resolution of the Trustees. The fiscal year of the Trust shall be the taxable year of each Series of the Trust.

                                   Article IX

                                   AMENDMENTS

         Section 1. AMENDMENT BY SRAREHOLDERS. These By-Laws may be amended or repealed by the affirmative vote or written consent of a majority of the outstanding shares entitled to vote, except as otherwise provided by applicable law or by the Trust's Agreement and Declaration of Trust or these By-Laws.

         Section 2. AMENDMENT BY TRUSTEES. Subject to the right of shareholders as provided in Section 1 of this Article IX to adopt, amend or repeal By-Laws, and except as otherwise provided by applicable law or by the Trust's Agreement and Declaration of Trust, these By-Laws may be adopted, amended or repealed by the Board of Trustees.

         Section 3. INCORPORATION BY REFERENCE INTO AGREEMENT AND DECLARATION OF TRUST OF THE TRUST. These By-Laws and any amendments thereto shall be incorporated by reference to the Trust's Agreement and Declaration of Trust.

--------------------------------------------------------------------------------

                                   Item 23 (g)

                                     Form of

                                Custody Agreement

--------------------------------------------------------------------------------

                                     FORM OF

                                CUSTODY AGREEMENT

                  This Custody Agreement is dated ______________________ between MORGAN STANLEY TRUST COMPANY, a New York State chartered trust company (the "Custodian") and THE MONTGOMERY FUNDS II, a Delaware business trust (the "Client"), on behalf of each investment portfolio of the Client listed in Appendix 2 (each hereinafter referred to as "the Accounts"), as such appendix may be amended from time to time.

         1.       Appointment and Acceptance; Accounts.

                  (a) The Client hereby appoints the Custodian as a custodian of Property (as defined below) owned or under the control of the Client that are delivered to the Custodian, or any Subcustodian as appointed below, from time to time to be held in custody for the benefit of the Client.

                  (b) Prior to the delivery of any Property by the Client to the Custodian, the Client shall deliver to the Custodian each document and other item listed, in Appendix 1. In addition, the Client shall deliver to the Custodian any additional documents or items as the Custodian may deem necessary for the performance of its duties under this Agreement.

                  (c) The Client instructs the Custodian to establish on the books and records of the Custodian the accounts listed in Appendix 2 (the "Accounts") in the name of the Client. Upon receipt of Authorized Instructions (as defined below) and appropriate documentation, the Custodian shall open additional Accounts for the Client. Upon the Custodian's confirmation to the Client of the opening of such additional Accounts, or of the closing of Accounts, Appendix 2 shall be deemed automatically amended or supplemented accordingly. The Custodian shall record in the Accounts and shall have general responsibility for the safekeeping of all securities ("Securities"), cash, cash equivalents and other property (all such Securities, cash, cash equivalents and other property being collectively the "Property") of the Client that are delivered to the Custodian for custody.

                  (d) The procedures the Custodian and the Client will use in performing activities in connection with this Agreement are set forth in a client services guide provided to the Client by the Custodian, as such guide may be amended from time to time by the Custodian by written notice to the Client (the "Client Services Guide").

         2. Subcustodians. The Property may be held in custody and deposit accounts that have been established by the Custodian with one or more domestic or foreign banks or other institutions as listed on Exhibit A (the "Subcustodians"), as such Exhibit may be amended from time to time by the Custodian by written notice to the Client, or through the facilities of one or more securities depositories or clearing agencies. The Custodian shall hold Property through a Subcustodian, securities depository or clearing agency only if (a) such Subcustodian and any securities depository or clearing agency in which such Subcustodian or the Custodian holds Property, or any of their creditors, may not assert any right, charge, security interest, lien, encumbrance or other claim of any kind to such Property except a claim of payment for its safe custody or administration and (b) beneficial ownership of such Property may be freely transferred without the payment of money or value other than for safe custody or administration. Any Subcustodian may hold Property in a securities depository and may utilize a clearing agency.

         3.       Records.  With respect to Property held by a Subcustodian:

                  (a) The Custodian may hold Property for all of its customers with a Subcustodian in a single account identified as belonging to the Custodian for the benefit of its customers;

                  (b) The Custodian shall identify on its books as belonging to the Client any Property held by a Subcustodian for the Custodian's account;

                  (c) The Custodian shall require that Property held by the Subcustodian for the Custodian's account be identified on the Subcustodian's books as separate from any other property held by the Subcustodian other than property of the Custodian's customers held solely for the benefit of customers of the Custodian; and

                  (d) In the event the Subcustodian holds Property in a securities depository or clearing agency, such Subcustodian shall be required by its agreement with the Custodian to identify on its books such Property as being held for the account of the Custodian as custodian for its customers or in such other manner as is required by local law or market practice.

         4.  Access  to  Records.   The  Custodian   shall  allow  the  Client's
accountants reasonable access to the Custodian's records relating to the Property held by the Custodian as such accountants may reasonably require in connection with their examination of the Client's affairs. The Custodian shall also obtain from any Subcustodian (and shall require each Subcustodian to use reasonable efforts to obtain from any securities depository or-clearing agency in which it deposits Property) an undertaking, to the extent consistent with local practice and the laws of the jurisdiction or jurisdictions to which such Subcustodian, securities depository or clearing agency is subject, to permit independent public accountants such reasonable access to the records of such Subcustodian, securities depository or clearing agency as may be reasonably required in connection with the examination of the Client's affairs or to take such other action as the Custodian in its judgment may deem sufficient to ensure such reasonable access.

         5. Reports. The Custodian shall provide such reports and other information to the Client and to such persons as the Client directs as the Custodian and the Client may agree from time to time.

         6. Payment of Monies. The Custodian shall make, or cause any Subcustodian to make, payments from monies being held in the Accounts only in accordance with Authorized instructions or as provided in Sections 9, 13 and 17.

         The Custodian may act as the Client's agent or act as a principal in foreign exchange transactions at such rates as are agreed from time to time between the Client and the Custodian.

         7. Transfer of Securities. The Custodian shall make, or cause any Subcustodian to make, transfers, exchanges or deliveries of Securities only in accordance with Authorized Instructions or as provided in Sections 9, 13 and 17.

         8. Corporate Action.

                  (a) The Custodian shall notify the Client of details of all corporate actions affecting the Client's Securities promptly upon its receipt of such information.

                  (b) The Custodian shall take, or cause any Subcustodian to take, such corporate action only in accordance with Authorized Instructions or as provided in this Section 8 or Section 9.

                  (c) In the event the Client does not provide timely Authorized Instructions to the Custodian, the Custodian shall act in accordance with the default option provided by local market practice and/or the issuer of the Securities.

                  (d) Fractional shares resulting from corporate action activity shall be treated in accordance with local market practices.

         9. General Authority. In the absence of Authorized Instructions to the contrary, the Custodian may, and may authorize any Subcustodian to:

                  (a) make payments to itself or others for expenses of handling Property or other similar items relating to its dudes under this Agreement, provided that all such payments shall be accounted for to the Client;

                  (b) receive and collect all income and principal with respect to Securities and to credit cash receipts to the Accounts;

                  (c) exchange Securities when the exchange is purely ministerial (including, without limitation, the exchange of interim receipts or temporary securities for securities in definitive form and the exchange of warrants, or other documents of entitlement to securities, for the securities themselves);

                  (d) surrender Securities at maturity or when called for redemption upon receiving payment therefor;

                  (e) execute in the Client's name such ownership and other certificates as may be required to obtain the payment of income from Securities;

                  (f) pay or cause to be paid, from the Accounts, any and all taxes and levies in the nature of taxes imposed on Property by any governmental authority in connection with custody of and transactions in such Property;

                  (g) endorse for collection, in the name of the Client, checks, drafts and other negotiable instruments;

                  (h) take non-discretionary action on mandatory corporate actions; and

                  (i) in general, attend to all nondiscretionary details in connection with the custody, sale, purchase, transfer and other dealings with the Property.

         10.      Authorized Instructions:  Authorized Persons.

                  (a) Except as otherwise provided in Sections 6 through 9, 13 and 17, all payments of monies, all transfers, exchanges or deliveries of Property and all responses to corporate actions shall be made or taken only upon receipt by the Custodian of Authorized Instructions; provided that such Authorized Instructions are timely received by the Custodian. "Authorized Instructions" of the Client means instructions from an Authorized Person received by telecopy, tested telex, electronic link or other electronic means or by such other means as may be agreed in writing between the Client and the Custodian.

                  (b) "Authorized Person" means each of the persons or entities identified on Appendix 3 as amended from time to time by written notice from the Client to the Custodian. The Client represents and warrants to the Custodian that each Authorized Person listed in Appendix 3, as amended from time to time, is authorized to issue Authorized Instructions on behalf of the Client. Prior to the delivery of the Property to the Custodian, the Custodian shall provide a list of designated system user ID numbers and passwords that the Client shall be responsible for assigning to Authorized Persons. The Custodian shall assume that an Electronic transmission received and identified by a system user ID number and password was sent by an Authorized Person. The Custodian agrees to provide additional designated system user ID numbers and passwords as needed by the Client. The Client authorizes the Custodian to issue new system user ID numbers upon the request of a previously existing Authorized Person. Upon the issuance of additional system user ID numbers by the Custodian to the Client, Appendix 3 shall be deemed automatically amended accordingly. The Client authorizes the Custodian to receive, act and rely upon any Authorized Instructions received by the Custodian which have been issued, or purport to have been issued, by an Authorized Person.

                  (c) Any Authorized Person may cancel/correct or otherwise amend any Authorized Instruction received by the Custodian, but the Client agrees to indemnify the Custodian for any liability, loss or expense incurred by the Custodian and its

Subcustodians as a result of their having relied upon or acted on any prior Authorized Instruction. An amendment or cancellation of an Authorized instruction to deliver or receive any security or funds in connection with a trade will not be processed once the trade has settled.

         11.      Registration of Securities.

                  (a) In the absence of Authorized Instructions to the contrary, Securities which must be held in registered form shall be registered in the name of the Custodian or the Custodian's nominee or, in the case of Securities in the custody of an entity other than the Custodian, in the name of the Custodian, its Subcustodian or any such entity's nominee. The Custodian may, without notice to the Client, cause any Securities to be registered or re-registered in the name of the Client.

                  (b) Where the Custodian has been instructed by the Client to hold any Securities in the name of any person or entity other dm the Custodian, its Subcustodian or any such entity's nominee, the Custodian shall not be responsible for any failure to collect such dividends or other income or participate in any such corporate action with respect to such Securities.

         12. Deposit Accounts. All cash received by the Custodian for the Accounts shall be held by the Custodian as a short-term credit balance in favor of the Client and, if the Custodian and the Client have agreed in writing in advance that such credit balances shall bear interest, the Client shall earn interest at the rates and times as agreed between the Custodian and the Client. The Client acknowledges that any such credit balances shall not be accompanied by the benefit of any governmental insurance.

         13. Short-term Credit Extensions.

                  (a) From time to time, the Custodian may extend or arrange short-term credit for the Client which is (i) necessary in connection with payment and clearance of securities and foreign exchange transactions or (ii) pursuant to an agreed schedule, as and if set forth in the Client Services Guide, of credits for dividends and interest payments on Securities. All such extensions of credit shall be repayable by the Client on demand.

                  (b) The Custodian shall be entitled to charge the Client interest for any such credit extension at rates to be agreed upon from time to time or, if such credit is arranged by the Custodian with a third party on behalf of the Client, the Client shall reimburse the Custodian for any interest charge. In addition to any other remedies available, the Custodian shall be entitled to a right of set-off against the Property to satisfy the repayment of such credit extensions and the payment of, or reimbursement for, accrued interest thereon.

         14. Representations and Warranties.

                  (a) The Client represents and warrants that (i) the execution, delivery and performance of this Agreement (including, without limitation, the ability to obtain the short-term extensions of credit in accordance with Section
13) are within the Client's power and authority and have been duly authorized by all requisite action (corporate or otherwise) of the Client and of the beneficial owner of the Property, if other than the Client, and (ii) this Agreement and each extension of short-term credit extended to or arranged for the benefit of the Client in accordance with Section 13 shall at all times constitute a legal, valid and binding obligation of the Client enforceable against the Client in accordance with their respective terms, except as may be limited by bankruptcy, insolvency or other similar laws affecting the enforcement of creditors, rights in general and subject to the effect of general principles of equity (regardless of whether considered in a proceeding in equity or at law).

                  (b) The Custodian represents and warrants that (i) the execution, delivery and performance of this Agreement are within the Custodian's power and authority and have been duly authorized by all requisite action (corporate or otherwise) of the Custodian and (ii) this Agreement constitutes the legal, valid and binding obligation of the Custodian enforceable against the Custodian in accordance with its terms, except as may be limited by bankruptcy, insolvency or other similar laws affecting the enforcement of creditors' rights in general and subject to the effect of general principles of equity (regardless of whether considered in a proceeding in equity or at law).

         15. Standard of Care; Indemnification.

                  (a) The Custodian shall be responsible for the performance of only such duties as are set forth in this Agreement or contained in Authorized Instructions given to the Custodian which are not contrary to the provisions of any relevant law or regulation. The Custodian shall be liable to the Client for any loss, liability or expense incurred by the Client in connection with this Agreement to the extent that any such loss, liability or expense results from the negligence or willful misconduct of the Custodian or any Subcustodian, prQ3dded that the Custodian shall have no greater or lesser responsibility or liability to the Client on account of any actions or omissions of any Subcustodian than the responsibility or liability such Subcustodian has to the Custodian.

                  (b) The Client acknowledges that the Property may be physically held outside the United States. The Custodian shall not be liable for any loss, liability or expense resulting from events beyond the reasonable control of the Custodian, including, but not limited to, force majeure.

                  (c) In addition, the Client shall indemnify the Custodian and Subcustodians and any nominee for, and hold each of them harmless from, any liability, loss or expense (including attorneys' fees and disbursements) incurred in connection with this Agreement, including without limitation, (i) as a result of the Custodian having acted or relied upon any Authorized Instructions or (ii) arising out of any such person acting as a nominee or holder of record of Securities.

         16. Fees; Liens. The Client shall pay to the Custodian from time to time such compensation for its services pursuant to this Agreement as may be mutually agreed upon as well as the Custodian's out-of-pocket and incidental expenses. The Client shall hold the Custodian harmless from any liability or loss resulting from any taxes or other governmental charges, and any expenses related thereto, which may be imposed or assessed with respect to the Accounts or any Property held therein. The Custodian is, and any Subcustodians are, authorized to charge the Accounts for such items and the Custodian shall have a lien, charge and security interest on any and all Property for any amount owing to the Custodian from time to time under this Agreement.

         17. Termination. This Agreement may be terminated by the Client or the Custodian by 60 days written notice to the other, sent by registered mail. If notice of termination is given, the Client shall, within 30 days following the giving of such notice, deliver to the Custodian a statement in writing specifying the successor custodian or other person to whom the Custodian shall transfer the Property. In either event, the Custodian, subject to the satisfaction of any lien it may have, shall transfer the Property to the person so specified. If the Custodian does not receive such statement the Custodian, at its election, may transfer the Property to a bank or trust company established under the laws of the United States or any state thereof to be held and disposed of pursuant to the provisions of this Agreement or may continue to hold the Property until such a statement is delivered to the Custodian. In such event the Custodian shall be entitled to fair compensation for its services during such period as the Custodian remains in possession of any Property and the provisions of this Agreement relating to the duties and obligations of the Custodian shall remain in full force and effect; provided, however, that the Custodian shall have no obligation to wade any transactions in Securities for the Accounts. The provisions of Sections 15 and 16 shall survive termination of this Agreement.

         18. Investment Advice. The Custodian shall not supervise, recommend or advise the Client relative to the investment, purchase, sale, retention or other disposition of any Property held under this Agreement.

         19. Confidentiality. The Custodian, its agents and employees shall maintain the confidentiality of information concerning the Property held in the Client's account, including in dealings with affiliates of the Custodian. In the event the Custodian or any Subcustodian is requested or required to disclose any confidential information concerning the Property, the Custodian shall, to the extent practicable and legally permissible, promptly notify the Client of such request or requirement so that the Client may seek a protective order or waive any objection to the Custodian's or such Subcustodian's compliance with this
Section 19. In the absence of such a waiver, if the Custodian or such Subcustodian is compelled,--in the opinion of its counsel, to disclose any confidential information, the Custodian or such Subcustodian may disclose such information to such persons as, in the opinion of counsel, is so required.

         20. Notices. Any notice or other communication from the Client to the Custodian, unless otherwise provided by this Agreement or the Client Services Guide, shall be sent by certified or registered mail to Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York, 11201, Attention: President, and any notice from the Custodian to the Client is to be mailed postage prepaid, addressed to the Client at the address appearing below, or as it may hereafter be changed on the Custodian's records in accordance with written notice from the Client.

         21. Assignment. This contract may not be assigned by either party without the prior written approval of the other.

         22. Miscellaneous.

                  (a) This Agreement shall bind the successors and assigns of the Client and the Custodian.

                  (b) This Agreement shall be governed by and construed in accordance with the internal laws of the State of New York without regard to its conflicts of law rules and to the extent not preempted by federal law. The Custodian and the Client hereby irrevocably submit to the exclusive jurisdiction of any New York State court or any United States District Court located in the State of New York in any action or proceeding arising out of this Agreement and hereby irrevocably waive any objection to the venue of any such action or proceeding brought in any such court or any defense of an inconvenient forum.

                  In witness whereof, the parties hereto have set their hands as of the date first above written.


                                          THE MONTGOMERY FUNDS II
                                          on behalf of each investment
                                          portfolio listed in Appendix 2




                                          By ___________________________________
                                          Name:
                                          Title:



                                          Address for Record:  _________________
                                                               _________________
                                                               _________________

Accepted:


MORGAN STANLEY TRUST COMPANY



By ______________________________
Authorized Signature

--------------------------------------------------------------------------------

                                 Item 23 (h) (2)


                                     Form of

                            Shareholder Services Plan

--------------------------------------------------------------------------------

                              THE MONTGOMERY FUNDS

                                     FORM OF
                            SHAREHOLDER SERVICES PLAN

                              (Non-Rule 12b-1 Plan)

         THIS SHAREHOLDER SERVICES PLAN is made as of the day of August, 1995 by and between THE MONTGOMERY FUNDS, a Delaware business trust (the "Trust") and MONTGOMERY ASSET MANAGEMENT, L.P. (the "Adviser"), with respect to each class (a "Class") of each series (a "Fund") of the Trust set forth in Exhibit A hereto, as the same may be amended from time to time.


                                   WITNESSETH

         WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Classes wish to retain the Adviser to provide services to shareholders of the Classes, and to clients of certain broker-dealers who have entered, or will enter, into dealer agreements respecting the sale of shares of the Classes ("Service Providers"), who are shareholders of the Classes, and the Adviser is willing to furnish such services.

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

         1. Appointment. The Classes hereby appoint the Adviser or an affiliate of the Adviser to provide to the Classes the shareholder services specified in
Section 2 of this Plan to all shareholders of the Classes and to clients of the Service Providers that are shareholders of the Classes. The Adviser accepts such appointment and agrees to furnish through its own organization, or through the Service Providers, as the case may be, such shareholder services in return for compensation as provided in Section 6 of the Plan. The Adviser agrees that the shareholder services required to be furnished hereunder shall be furnished in compliance with all relevant provisions of state, federal and foreign law and with all applicable rules and regulations of all relevant regulatory agencies, including, without limitation, the 1940 Act, the Securities Exchange Act of 1934, as amended, the applicable rules and regulations promulgated thereunder, and the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

         2. Services and Responsibilities on a continuing Basis. The Adviser will provide for the following shareholder services on a regular basis, which shall be daily, weekly or as otherwise appropriate, unless otherwise specified by the Funds:

         (a)      responding to shareholder inquiries;

         (b) processing purchases and redemptions of the Classes' shares, including reinvestment of dividends;

         (c) assisting shareholders in changing dividend options, account designations and addresses;

         (d) transmitting proxy statements, annual reports, prospectuses and other correspondence from the Funds to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations or regular statements of account) where such shareholders hold shares of the Classes registered in the name of the Adviser, a Service Provider, or their nominees; and

         (e)      providing   such   other   information   and   assistance   to
                  shareholders   as  may  be   reasonably   requested   by  such
                  shareholders.

The Adviser and the Service Providers are under no obligation to, and shall not provide pursuant to the Plan any services with respect to the sale or distribution of shares of the Classes.

         3. Standard of Care. The Adviser and the Service Providers shall be under no duty to take any action on behalf-of the Classes except as specifically set forth herein or as may be specifically agreed to by the-Adviser or the Service Providers with the Classes in writing. in the performance of the duties hereunder, the Adviser and the Service Providers shall be obligated to exercise due care and diligence and to act in good faith and to use their best efforts. Without limiting the generality of the foregoing or of any other provision of the Plan, neither the Adviser nor any Service Provider shall be liable for delays or errors or loss of data occurring by reason of circumstances beyond the Adviser's or the Service Provider's control.

         4. Confidentiality. The Adviser agrees, on behalf of itself and its employees, to treat confidentially all records and other information relative to the Classes and the Trust, and all prior, present or potential shareholders of the Classes, except after prior notification to, and approval of release of information in writing by, the Classes, which approval shall not be unreasonably withheld, and may not be withheld where the Adviser or a Service Provider may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Funds.

         5. Independent Contractor. The Adviser shall, for all purposes herein, be deemed to be an independent contractor, and the Adviser and the Service Providers shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Trust or the Classes in any way, or in any way be deemed an agent for the Trust or for the Classes. It is expressly understood and agreed that the services to be rendered by the Adviser under the provisions of the Plan are not to be deemed exclusive, and the Adviser shall be free to render similar or different services to others so long as its ability to render the services provided for in the Plan shall not materially be impaired thereby.

         6. Compensation. As compensation for the services rendered by, and responsibilities assumed by, the Adviser during the term of the Plan, the Classes will pay to the Adviser a service fee not to exceed one-quarter of one percent (0.25%) per annum of the average daily net asset value of the Classes, shares. The Adviser will collect such fee applicable to clients of the Service Providers that furnish the shareholder services specified in section 2 above for the separate account of each such Service Provider. The service fee shall be accrued daily by the Classes and paid to the Adviser on a monthly basis.

         7. Indemnification.

                  (a) The Funds agree to indemnify and hold harmless the Adviser from all taxes, charges, expenses, assessments, claims and liabilities (including without limitation, liabilities arising under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act, and any state and foreign securities laws, all as amended from time to time) and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action or thing which the Adviser takes or does or omits to take or do (i) at the request or on the direction of or in reliance on the advice of the Funds or (ii) upon oral or written instructions from an officer of the Funds, provided that the Adviser shall not be indemnified against any liability to the Funds or to the Funds' shareholders (or any expenses incident to such liability) arising out of the Adviser's or any Service Provider's own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under the Plan. The Adviser agrees to indemnify and hold harmless the Funds, the Trust and its officers and Trustees from all claims and liabilities (including, without limitation, liabilities arising under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act, and any state and foreign securities laws, all as amended from time to time) and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action or thing which the Adviser or any Service Provider takes or does or omits to take or do which is in violation of the Plan or not in accordance with instructions properly given by an officer of the Trust or arising out of the Adviser's or the Service Provider's own willful misfeasance, bad faith, negligence or reckless disregard of the duties and obligations under the Plan.

                  (b) The Adviser shall provide such security as is necessary to prevent unauthorized use of any on-line computer facilities. The Adviser agrees to release, indemnify and hold harmless the Trust and the Funds from any and all direct or indirect liabilities or losses resulting from requests, directions, actions or inactions of or by the Adviser or any Service Provider, its officers, employees or agents regarding the redemption, transfer or registration of the Funds' shares for accounts of shareholders or the Service Provider, its clients and other shareholders. Principals of the Adviser will be available to consult from time to time with officers of the Trust and the Trustees concerning performance of the services contemplated by the Plan.

         8. Funds Information. No person is authorized to make any representations concerning the Funds, or shares of the Funds or shareholder services except in accordance with the terms of the Plan. Neither the Adviser or any service Provider, nor any of their respective agents will use or distribute, or authorize the use or distribution of, any statements other than those contained in the Classes' current Prospectus or Statement of Additional
Information or in such supplemental literature as may be authorized by the Funds.

         9. Duration and Termination. The Plan shall continue until termination by the Classes or the Adviser on 60 days' written notice to the other. All notices and other communications hereunder shall be in writing.

         10. Amendments. The Plan or any part hereof may be changed or waived only by an instrument in writing signed by the party against which enforcement of such charge or waiver is sought.

         11. Miscellaneous.

                  (a) The Plan embodies the entire  agreement and  understanding
between  the  parties   hereto,   and  supersedes   all  prior   agreements  and
understandings, relating to the subject matter hereof.

                  (b) The captions in the Plan are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

                  (c) The Plan shall be governed by and construed in accordance with the laws of the State of California as applicable to contracts between California residents entered into and to be performed entirely within California.

                  (d) If any provision of the Plan shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Plan shall not be affected thereby.

                  (e) The Adviser acknowledges that it has received notice of and accepts the limitations of the Funds' liability set forth in the Trust's Agreement and Declaration of Trust. The Adviser agrees that the Funds' obligations under the Plan shall be limited to the Funds and to its assets, and that neither the Adviser nor any Service Provider shall seek satisfaction of any such obligation from the shareholders of the Funds or from any trustee, officer, employee or agent of the Trust or the Funds.

                  (f) The Plan shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

                  (g) The Plan may not be assigned without the mutual consent of the parties.

         IN WITNESS WHEREOF, the parties hereto have caused this Plan to be executed by their officers designated below on the day and year first above written.


                                            THE MONTGOMERY FUNDS

                                            By:    ________________________
                                            Title: ________________________



                                            MONTGOMERY ASSET MANAGEMENT, L.P.

                                            By:    ________________________
                                            Title: ________________________

                                                                       EXHIBIT A


                                  Funds Covered
                        by the Shareholder Services Plan


--------------------------------------------- ----------------------------------
Fund                                          Effective Date
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------

--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------

--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------

--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------

--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------

--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------

--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------

--------------------------------------------- ----------------------------------



THE MONTGOMERY FUNDS II                    MONTGOMERY ASSET MANAGEMENT LLC

By:    ___________________________         By:     ___________________________

Title: ___________________________         Title:  ___________________________

--------------------------------------------------------------------------------

                                   Item 23 (i)


                            Opinion of Counsel as to

                               Legality of Shares


--------------------------------------------------------------------------------

Law Offices of
Paul, Hastings, Janofsky & Walker LLP
A Limited Liability Partnership Including Professional Corporations 345 California Street
San Francisco, California 94104-2635
Telephone (415) 835-1600
Facsimile (415) 217-5333
Internet www.phjw.com


October 26, 1998


Ms. Downey Hebble
Montgomery Asset Management, LLC
101 California Street
San Francisco, California 94111

         Re: Montgomery Global Long-Short Fund, Montgomery Emerging Markets Focus Fund, Montgomery Macro Cap Systematic Value Fund, Montgomery Small Cap Systematic Value Fund, and Montgomery Institutional Series: International Growth Portfolio

Ladies and Gentlemen:

                  We have acted as counsel to The Montgomery Funds II, a Delaware business trust (the "Trust"), in connection with Post-Effective Amendments to the Trust's Registration Statement filed on Form N-1A with the Securities and Exchange Commission (the "Post-Effective Amendments") and relating to the issuance by the Trust of an indefinite number of $0.01 par value shares of beneficial interest (the "Shares") for five series of the Trust:
Montgomery Global Long-Short Fund, Montgomery Emerging Markets Focus Fund, Montgomery Macro Cap Systematic Value Fund, Montgomery Small Cap Systematic Value Fund and Montgomery Institutional Series: International Growth Portfolio (each a "Fund" and collectively the "Funds").

                  In connection with this opinion, we have assumed the authenticity of all records, documents and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of all natural persons, and the conformity to the originals of all records, documents, and instruments submitted to us as copies. We have based our opinion on the following:

                  (a) the Trust's Agreement and the Declaration of Trust dated September 8, 1993, as amended on August 16, 1994 (the "Declaration of Trust"). The Declaration of Trust as amended has been in full force and effect from September 8, 1993, through the date hereof;

b) the Trust's Certificate of Trust as originally filed with the Secretary of State of Delaware on September 10, 1993, and as amended on March 19, 1994 and amended on November 11, 1995; and, the Amended and Restated Certificate of Trust, as filed with the Secretary of State of Delaware on August 22, 1994 (the "Certificate of Trust"). The Certificate of Trust, as amended, has been in full effect from September 10, 1993 (or from the date of the relevant amendment), through the date hereof;

                  (c) the Trust's By-laws dated September 8, 1993, as amended, and restated on November 11, 1993 and August 16, 1994. The By-laws, as amended, have been in full force and effect from September 8, 1993 through the date hereof;

                  (d) resolutions of the Trustees of the Trust adopted at meetings on: November 17, 1997, authorizing the establishment of the Global Long-Short Fund and the Emerging Markets Focus Fund and the issuance of their respective Shares; February 26, 1998, authorizing the establishment of the Small Cap Systematic Value Fund and the Macro Cap Systematic Value Fund and the issuance of their respective Shares; and, May 20, 1998, authorizing the establishment of the Montgomery Institutional Series: International Growth Portfolio and the issuance of its Shares;

                  (e) the respective  Post-Effective  Amendment for each series;
and

                  (f) a certificate of an officer of the Trust as to certain factual matters relevant to this opinion.

                  Our opinion below is limited to the federal law of the United States of America and the business trust law of the State of Delaware. We are not licensed to practice law in the State of Delaware, and we have based our opinion below solely on our review of Chapter 38 of Title 12 of the Delaware Code and the case law interpreting such Chapter as reported in Delaware Code Annotated (CSC The United States Corporation Company, April 1997) as updated on Westlaw (an electronic database) on October 23, 1998. We have not undertaken a review of other Delaware law or of any administrative or court decisions in connection with rendering this opinion. We disclaim any opinion as to any law other than that of the United States of America and the business trust law of the State of Delaware as described above, and we disclaim any opinion as to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental authority.

                  Based on the foregoing and our examination of such questions of law as we have deemed necessary and appropriate for the purpose of this opinion, and assuming that (i) all of the Shares will be issued and sold for cash at the per-share public offering price on the date of their issuance in accordance with statements in the Trust's Prospectus included in the Post-Effective Amendments and in issuance in accordance with statements in the Trust's Prospectus included in the Post-Effective Amendments and in accordance with the Declaration of Trust, (ii) all consideration for the Shares will be actually received by the Trust, and (iii) all applicable securities laws will be complied with, it is our opinion that, when issued and sold by the Trust, the Shares will be legally issued, fully paid and nonassessable.

                  This opinion is rendered to you in connection with the Post-Effective Amendments and is solely for your benefit. This opinion may not be relied upon by you for any other purpose or relied upon by any other person, firm, corporation or other entity for any purpose, without our prior written consent. We disclaim any obligation to advise you of any developments in areas covered by this opinion that occur after the date of this opinion.

         We hereby consent to (i) the reference to our firm as Legal Counsel in the Prospectus included in the applicable Post-Effective Amendments, and (ii) the filing of this opinion as an exhibit to those Post-Effective Amendments.


                                            Very truly yours,


                                    Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------

                                   Item 23 (l)

                           Initial Capital Agreements:

                         Form of Subscription Agreement

                               Re: Initial Shares

--------------------------------------------------------------------------------

                         FORM OF SUBSCRIPTION AGREEMENT


The Montgomery Funds II
101 California Street
San Francisco, California 94111

Ladies and Gentlemen:

The undersigned hereby subscribes for the purchase of shares of beneficial interest (the "Shares") of ____________________________ (the "Fund"), a separate series of The Montgomery Funds II (the "Trust"), at $10.00 per share for a total investment of ___________. In connection with said subscription, the undersigned hereby represents that:

         1. There is no present reason to anticipate any change in circumstances or any other occasion or event that would cause the undersigned to sell or redeem the Shares shortly after the purchase thereof.

         2. There are no agreements or arrangements between the undersigned and the Trust, or any of its officers, trustees, employees or the investment manager of the Fund, or any affiliated persons thereof with respect to the resale, future distribution or redemption of the Shares.

         3. The sale of the Shares by the undersigned will be made only by redemption to the Fund and not by a transfer to any third party, without the consent of the Trust.

         4. The undersigned is aware that in issuing and selling these Shares, the Fund and the Trust are relying upon the aforementioned representations.

         5. The undersigned is fully aware that the organizational expenses of the Fund, including the costs and expenses of registration of the Shares, are being charged to the operations of the Fund over a period of five years, and that if the undersigned redeems any portion of these Shares before the end of said amortization period, the undersigned will reimburse the Fund for the pro rata share of the unamortized organizational expenses (by a reduction of the redemption proceeds) in the same proportion as the number of Shares being redeemed bears to the total number of remaining initial Shares acquired by the undersigned hereunder.


Dated: _____________________________           By: _____________________________

--------------------------------------------------------------------------------

                                   Item 23 (o)

                              18f-3 Plan - Form of

                               Multiple Class Plan

--------------------------------------------------------------------------------

                                     FORM OF
                               MULTIPLE CLASS PLAN
                                       OF
                             THE MONTGOMERY FUNDS II

         This Multiple Class Plan (this "Plan") is required by Securities and Exchange Commission Rule 18f-3 promulgated under the Investment Company Act of 1940 (the "1940 Act").

         This Plan shall govern the terms and conditions under which The Montgomery Funds II (the "Trust") may issue separate classes of shares representing interests in the series of the Trust (the "Funds") listed on A1212endix A. To the extent that a subject matter herein is covered by the Trust's Agreement and Declaration of Trust or Bylaws, the Agreement and Declaration of Trust and Bylaws will control in the event of any inconsistencies with the descriptions herein.

         SECTION 1. Rights and Obligations. Except as set forth herein, all classes of shares issued by a Fund shall have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations, and terms and conditions. The only differences among the various classes of shares relate solely to the following: (a) each class may be subject to different class expenses as discussed under Section 3 of this Plan; (b) each class may bear a different identifying designation; (c) each class has exclusive voting rights with respect to matters solely affecting such class (except as set forth in Section 6 below); (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class.

         SECTION 2. Classes of Shares and Designation Thereof. Each Fund may offer any or all of the following classes of shares:

                  (a) Class R Shares. "Class R Shares" will be sold at their net asset value without the imposition of a front-end sales load or contingent deferred sales charge ("CDSC"). Class R Shares will not be subject to a Rule 12b-1 distribution fee and will not be subject to a shareholder service fee.

                  (b) Class P Shares. "Class P Shares" will be sold at their net asset value without the imposition of a front-end sales load or CDSC.

                             Class P Shares will be subject to a Rule 12b-1 distribution fee at an annual rate of up to 0.25 percent of the daily net assets attributable to the Class P Shares. Class P shares will not be subject to a shareholder service fee.

                  The current "Share Marketing Plan" for The Montgomery Funds and The Montgomery Funds 11 shall be applicable to the Class P Shares.

                  The Class P Shares may be offered only to one or more of the following categories of investors: (1) unaffiliated benefit plans such as qualified retirement plans, other than individual retirement accounts and self-employed retirement plans, with total assets in excess of $10 million or such other amounts as a Fund may establish and with such other characteristics as a Fund may establish, provided that any such unaffiliated benefit plans have a separate trustee who is vested with investment discretion as to plan assets, has limitations on the ability of plan beneficiaries to access their plan investments without incurring adverse tax consequences, and will not include self-directed plans; (2) tax-exempt retirement plans of Montgomery Asset Management, L.L.C. (the "Manager"), or its affiliates, consisting of qualified defined contribution plans maintained pursuant to Section 401 (a) of the Internal Revenue Code of 1986 (the "Code"), as amended, under which assets will be held in trust by a trustee and as to which employees will have limited pre-retirement access to assets; (3) banks and insurance companies that are not affiliated with the Manager purchasing for their own account; (4) investment companies not affiliated with the Manager or the Distributor; (5) endowment funds or non-profit organizations that are not affiliated with the Manager; (6) corporations, foundations and financial institutions; and (7) financial advisers and financial intermediaries that provide services to shareholders.

                  (c) Class L Shares. The "Class L Shares" will be sold at their net asset value without the imposition of a front-end sales load or CDSC.

                  Class L Shares will be subject to a Rule 12b-1 distribution fee at an annual rate of up to 0.75 percent of the daily net assets attributable to the Class L Shares. Class L Shares also may be subject to a shareholder service fee at an annual rate of up to 0.25 percent of the of the daily net assets attributable to the Class L Shares. All or any portion of that service fee is payable to financial intermediaries having agreements with the Distributor, the Trust or a Fund for the provision of continuing shareholder services to such financial intermediaries' customers who own Class L Shares.

                  The current "Share Marketing Plan" for The Montgomery Funds and The Montgomery Funds II shall be applicable to the Class L Shares.

SECTION 3.  Allocation of Expenses.

                  (a) Class  Expenses.  Each  class of shares  may be subject to different class expenses consisting of. (1) Rule 12b-1 plan distribution fees and shareholder service fees, if applicable to a particular class; (2) transfer agency and other recordkeeping costs to the extent allocated to a particular class; (3) Securities and Exchange Commission ("SEC") and blue sky registration fees incurred separately by a particular class; (4) litigation or other legal expenses relating solely to a particular class; (5) printing and postage expenses related to the preparation and distribution of class specific materials such as shareholder reports, prospectuses and proxies to shareholders of a particular class; (6) expenses of administrative personnel and services as required to support the shareholders of a particular class; (7) audit or accounting fees or expenses relating solely to a particular class; (8) director fees and expenses incurred as a result of issues relating solely to a particular class and (9) any other expenses subsequently identified that should be properly allocated to a particular class, which shall be approved by the Board of Trustees (collectively, "Class Expenses").

                  (b) Other Expenses. Except for the Class Expenses discussed above (which will be allocated to the appropriate class), all expenses incurred by each Fund will be allocated to each class of shares on the basis of the net asset value of each class to the net asset value of the Trust or the Fund, as the case may be.

                  (c) Waivers and Reimbursements of Expenses. The Manager and any provider of services to the Funds may waive or reimburse the expenses of a particular class or classes, provided, however, that such waiver shall not result in cross-subsidization between classes.

         SECTION 4. Allocation of Income. The Funds will allocate income and realized and unrealized capital gains and losses based on the relative net assets of each class of shares.

         SECTION 5. Exchange Privileges. A class of shares of a Fund may be exchanged only for the same class of shares of another Fund. All exchanges will be subject to such conditions as may be imposed from time to time as disclosed in Appendix B.

         SECTION 6. Conversions. Each Class P Share and Class L Share shall convert automatically to a Class R Share upon that Class P Share's or Class L Share's having been subject to the cumulative maximum permitted Rule 12b-1 fees under the applicable limitations of the National Association of Securities Dealers, Inc. The conversion of such share shall be effected on the basis of net asset value without the imposition of a front-end sales loan, CDSC or other charge. In no event will a class of shares automatically convert into shares of a class with a distribution arrangement that could be viewed as less favorable to the shareholder as measured by overall cost.

         The implementation of this conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service, or of an opinion of counsel or tax adviser, stating that the conversion of one class of shares to another does not constitute a taxable event under federal income tax law. The conversion feature may be suspended if such a ruling or opinion is not available.

         SECTION 7. Effective When Approved. This Plan shall not take effect until a majority of the trustees of the Trust, including a majority of the trustees who are not interested persons of the Trust, find that the Plan, as proposed and including the expense allocations, is in the best interests of each class individually and the Trust as a whole.

         SECTION 8. Amendments. This Plan may not be amended to materially change the provisions of this Plan unless such amendment is approved in the manner specified in Section 7 above.

                                  APPENDIX A TO
                               MULTIPLE CLASS PLAN
                                       OF
                             THE MONTGOMERY FUNDS II

                                  APPENDIX B TO
                               MULTIPLE CLASS PLAN
                                       OF
                             THE MONTGOMERY FUNDS II

                               EXCHANGE PRIVILEGES

         SECTION 1. TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the Funds discussed herein may participate in exchanges as described below.

         An exchange is permitted only in the following circumstances:

         (a) if the Funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class R and Class P shares of a Fund cannot be exchanged for each other);

         (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Fund acquired through such exchange;

         (c) the shares of the Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides;

         (d) the exchange must be made between accounts having identical registrations and addresses;

         (e) the full amount of the purchase price for the shares being exchanged must have already been received by the Fund;

         (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received b the Fund;

         (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten days, and all other shares are held in an account for at least one day, prior to the exchange; and

         (h) certificates representing shares must be returned before shares can be exchanged;

         (i) Because excessive exchanges can harm a Fund's performance, the Funds reserve the right to terminate, either temporarily or permanently, exchange privileges of any shareholder who makes more than four exchanges out of any one Fund during a twelve-month period and to refuse an exchange into a Fund from which a shareholder has redeemed shares within the previous 90 days (accounts under common ownership or control and accounts with the same taxpayer identification number will be counted together. Exchanges out of the fixed income Funds are exempt. This limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Funds reserve, the right to refuse exchanges by any person or group if, in the Manager's judgment, a Fund would be unable effectively to invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. A shareholder's exchanges may be restricted or refused if a Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of that Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. Although the Funds attempt to provide prior notice to affected shareholders when it is reasonable to do so, they may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privileges of Fund shareholders in the future.

         THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO-PURCHASE SHARE, S BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY SUCH FUNDS OR BY THE MANAGER OR DISTRIBUTOR AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

         Shares to be exchanged will be redeemed at their net asset value as determined at the close of business on the day that an exchange request in proper form (described below) is received, as described in the applicable prospectus. Exchange requests received after the required time will result in the redemption of shares at their net asset value as determined at the close of business on the next business day.

         In the event of unusual market conditions, a Fund reserves the right to reject any exchange request if, in the judgment of the Manager, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a Fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

         SECTION 2. FEES. There is no fee for exchanges among the Funds.

         SEE  THE  APPLICABLE   PROSPECTUS  FOR  MORE  INFORMATION  ABOUT  SHARE
EXCHANGES.